As filed with the Securities and Exchange Commission on April 20, 1998
                                            Securities Act File No. 333-_____
                                     Investment Company Act File No. 811-____

_____________________________________________________________________________
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   Form N-2

/x/        Registration Statement Under The Securities Act of 1933
/ /                      Pre-Effective Amendment No.
/ /                      Post-Effective Amendment No.
                                    and/or
/x/    Registration Statement Under The Investment Company Act of 1940

/ /                            Amendment No.
                       (check appropriate box or boxes)

                         Dollar General STRYPES Trust
              (Exact Name of Registrant as Specified in Charter)

                           c/o Puglisi & Associates
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (302) 738-6680

                              RL&F Service Corp.
                              One Rodney Square
                                  10th Floor
                            10th and King Streets
                          Wilmington, Delaware 19801
                   (Name and Address of Agent for Service)

                                   Copy to:

                           Norman D. Slonaker, Esq.
                               Brown & Wood LLP
                            One World Trade Center
                        New York, New York  10048-0557

    Approximate date  of proposed public  offering:   As soon  as practicable
after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. X

                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------------------------
                             Amount         Proposed Maximum    Proposed Maximum        Amount of
  Title of Securities         Being          Offering Price    Aggregate Offering     Registration
   Being Registered       Registered(1)       Per Share(2)          Price(2)               Fee
--------------------------------------------------------------------------------------------------
STRYPES
representing shares of
beneficial interest .   8,625,000 Shares      $37.66          $324,817,500           $95,822

---------------------------------------------------------------------------
(1) Includes an aggregate of 1,125,000 STRYPES that may be issued in connection with the exercise of an over-allotment option.
(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) based upon the average high and low reported prices of the Dollar General Common Stock on the New York Stock Exchange on April 14, 1998.

    The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

____________________________________________________________________________

                           CROSS-REFERENCE SHEET*

                      Item Number in Form N-2                                 Caption in Prospectus
                    __________________________                               _______________________

PART A--INFORMATION REQUIRED IN A PROSPECTUS
1.  Outside Front Cover  . . . . . . . . . .  Front Cover Page
2.  Inside Front and Outside Back Cover Page. Front Cover Page; Inside Front Cover Page; Underwriting
3.  Fee Table and Synopsis . . . . . . . . .  Prospectus Summary; Fee Table
4.  Financial Highlights . . . . . . . . . .  Not Applicable
5.  Plan of Distribution . . . . . . . . . .  Front Cover Page; Prospectus Summary; Net Asset
                                              Value; Underwriting
6.  Selling Shareholders . . . . . . . . . .  Not Applicable
7.  Use of Proceeds. . . . . . . . . . . . .  Use of Proceeds; Investment Objective and Policies

8.  General Description of the Registrant.    Front Cover Page; Prospectus Summary; The Trust;
                                              Investment Objective and Policies; Investment
                                              Restrictions;     Risk     Factors;    Dividends     and
                                              Distributions;
                                              Additional Information
9.  Management. . . . . . . . . . . . . . .   Trustees; Management Arrangements
10. Capital Stock, Long-Term Debt and Other
    Securities. . . . . . . . . . . . . . .   Description of STRYPES
11. Defaults and Arrears on Senior Securities Not Applicable
12. Legal Proceedings. . . . . . . . . . . .  Not Applicable
13. Table of Contents of the Statement of
    Additional Information . . . . . . . . .  Not Applicable


PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
14. Cover Page. . . . . . . . . . . . . . . . Not Applicable
15. Table of Contents . . . . . . . . . . . . Not Applicable
16. General Information and History. . . . .  Not Applicable
17. Investment Objective and Policies . . . . Prospectus Summary; Investment Objective and Policies;
                                              Investment Restrictions
18. Management . . . . . . . . . . . . . . . .Trustees; Management Arrangements
19. Control Persons and Principal Holders of
    Securities. . . . . . . . . . . . . . . . Management Arrangements; Underwriting; Experts
20. Investment Advisory and Other Services. . Management Arrangements
21. Brokerage Allocation and Other Practices. Investment Objective and Policies
22. Tax Status. . . . . . . . . . . . . . . . Certain United States Federal Income Tax Considerations
23. Financial Statements. . . . . . . . . . . Experts; Independent Auditors' Report; Statement of
                                              Assets, Liabilities and Capital

PART C--OTHER INFORMATION

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

______________
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

   Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


PROSPECTUS                  SUBJECT TO COMPLETION
__________
                 PRELIMINARY PROSPECTUS DATED APRIL 20, 1998
                       7,500,000 STRYPES(SERVICE MARK)
                         DOLLAR GENERAL STRYPES TRUST
                 (EXCHANGEABLE FOR SHARES OF COMMON STOCK OF
                         DOLLAR GENERAL CORPORATION)
                       ______________________________

    Each of the Structured Yield Product Exchangeable for Stock/SM/ (the "STRYPES") of Dollar General STRYPES Trust (the "Trust") offered hereby represents a proportionate share of beneficial interest in the Trust, which entitles the holder to receive a cash distribution at the rate of % of the Investment Amount (as defined herein) per annum and will be exchanged for common stock, par value $.50 per share (the "Dollar General Common Stock"), of Dollar General Corporation (the "Company") (or, in certain circumstances, cash, or a combination of cash and Dollar General Common Stock, with an equal
value)  upon conclusion  of the term  of the  Trust on           ,  2001 (the
"Exchange Date"). The  cash distribution on the STRYPES  is payable quarterly
on each          ,         ,           and          , commencing            ,
1998.  The term "Investment Amount" means, with respect to each STRYPES, $
  initially and  is subject  to adjustment  from time  to time  prior to  the
Exchange Date to reflect the distribution of assets by the Trust upon any exercise by the Contracting Stockholder (as defined herein) of the acceleration right described herein.
    The Trust is a newly created Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and (ii) a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to shares of Dollar General Common Stock. The Trust's investment objective is to distribute cash to holders of STRYPES on a quarterly basis at the rate of
 % of the Investment Amount per annum and, on the Exchange Date, to distribute a number of shares of Dollar General Common Stock (or, under certain circumstances, cash, or a combination of cash and Dollar General Common Stock, with an equal value) per STRYPES determined in accordance with the following formula (the "Exchange Rate Formula"), subject to certain
adjustments:  (a) if  the  Exchange Price  is greater  than  $           (the
"Equity Appreciation Cap"), a fractional share of Dollar General Common Stock per STRYPES so that the value thereof (determined based on the Exchange Price) equals the Equity Appreciation Cap and (b) if the Exchange Price is less than or equal to the Equity Appreciation Cap, one share of Dollar General Common Stock per STRYPES. The "Exchange Price" means the average Closing Price (as defined herein) per share of Dollar General Common Stock on the 20 Trading Days (as defined herein) immediately prior to, but not including, the second Trading Day preceding the Exchange Date. Holders otherwise entitled to receive fractional shares of Dollar General Common Stock in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. AS DESCRIBED HEREIN, THE EXCHANGE PRICE WILL REPRESENT A DETERMINATION OF THE VALUE OF A SHARE OF DOLLAR GENERAL COMMON STOCK IMMEDIATELY PRIOR TO THE EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE EXCHANGE PRICE OF THE DOLLAR GENERAL COMMON STOCK IS LESS THAN THE ISSUE PRICE OF THE STRYPES, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. See "Investment Objectives and Policies--General" and "--The Contract."
                                                (continued on following page)
    SEE "RISK FACTORS," BEGINNING ON PAGE 22 OF THIS PROSPECTUS, FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE STRYPES.

                   ________________________________________
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
        THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
             PROSPECTUS.   ANY  REPRESENTATION  TO  THE  CONTRARY
                            IS A CRIMINAL OFFENSE.

                                                                    PRICE TO     SALES    PROCEEDS TO
                                                                     PUBLIC      LOAD(1)    TRUST(2)
Per STRYPES   . . . . . . . . . . . . . . . . . . . . . . . . . .   $            $          $
Total(3)      . . . . . . . . . . . . . . . . . . . . . . . . . .   $            $          $


(1) The Company and the Contracting Stockholder have agreed to indemnify the several Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."
(2) The Trust will not pay any expenses of the offering.
(3) The Trust has granted the Underwriters an option, exercisable for 30 days from the date hereof, to purchase up to 1,125,000 additional STRYPES (subject to decrease as a result of the issuance and sale of STRYPES in connection with the formation of the Trust) solely to cover over-allotments, if any. If all such STRYPES are purchased, the total
    Price to Public, Sales Load and Proceeds to Trust  will be $            ,
    $          and $           , respectively. See "Underwriting."

                   ________________________________________
    The STRYPES are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the STRYPES will be made through the facilities of The Depository
Trust Company on or about             , 1998.

______________
/SM/Service mark of Merrill Lynch & Co., Inc.

                   ________________________________________

MERRILL LYNCH & CO.                                      GOLDMAN, SACHS & CO.

                             _________________

              The date of this Prospectus is             , 1998.

    IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY ENGAGE IN TRANSACTIONS THAT STABILIZE, MAINTAIN OR OTHERWISE AFFECT THE PRICE OF THE STRYPES OR THE DOLLAR GENERAL COMMON STOCK. SUCH TRANSACTIONS MAY INCLUDE STABILIZING AND THE PURCHASE OF STRYPES TO COVER SYNDICATE SHORT POSITIONS. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."
(continued from cover page)

    Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day (as defined herein) immediately preceding the Exchange Date a number of shares of Dollar General Common Stock equal to the number required by the Trust in order to exchange all of the STRYPES on the Exchange Date in accordance with the Trust's investment objective. The obligation of the Contracting Stockholder to deliver shares of Dollar General Common Stock under the Contract may be cash settled, at the option of the Contracting Stockholder, in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the number of shares of Dollar General Common Stock otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such shares at the Exchange Price. In the event the Contracting Stockholder elects to satisfy its obligation under the Contract in whole or in part by delivering cash, holders of the STRYPES will receive cash, or a combination of cash and Dollar General Common Stock, on the Exchange Date. See "Investment Objective and Policies--The Contract."

    Subject to certain limitations described herein, the Contracting Stockholder may, at its option, accelerate its obligation under the Contract, in whole at any time or from time to time in part, by delivering to the Trust on the date fixed for acceleration an amount equal to the applicable Acceleration Percentage (as defined herein) of the Optional Acceleration Value (as defined herein) of the Contract. Such amount will be payable, at the Contracting Stockholder's option, either in shares of Dollar General Common Stock (based on the Current Market Price (as defined herein) as of the second Trading Day prior to the applicable Notice Date (as defined herein)), in cash or in any combination thereof. In connection with any exercise by the Contracting Stockholder of its acceleration right, the Trust will distribute pro rata to the holders of STRYPES the consideration received from the Contracting Stockholder on the acceleration date, together with the Acceleration Percentage of each issue of U.S. Treasury Securities then held by the Trust. See "Investment Objective and Policies--Acceleration at the Option of the Contracting Stockholder."

    In the event of certain consolidations or mergers of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the net assets of the Trust would be distributed pro rata to the holders of the STRYPES and the term of the Trust would expire. See "Investment Objective and Policies--The Contract--Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration."

    Reference is made to the accompanying prospectus of the Company with respect to the shares of Dollar General Common Stock that may be received by a holder of STRYPES upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES.

    Application will be made to list the STRYPES on the New York Stock Exchange ("NYSE"). Prior to the offering there has been no public market for the STRYPES. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

    The STRYPES are designed to provide investors with an increased current distribution yield, while also providing the opportunity for investors to share in the appreciation, if any, of the value of the Dollar General Common
Stock above $        (the "Initial Price"), which amount is equal to the last
reported sale price of the Dollar General Common Stock on the NYSE on , 1998. However, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the Dollar General Common Stock because the value of the Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) receivable by a holder of a STRYPES upon exchange on the Exchange Date or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract will not exceed the Equity Appreciation Cap, which represents an appreciation of % over the Initial Price. Holders of STRYPES will realize the entire decline in value if the Exchange Price is less than the Initial Price. There can be no assurance that the distribution yield on the STRYPES will be higher than the dividend yield on the Dollar General Common Stock over the term of the Trust.

    The STRYPES may be a suitable investment for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury Securities held by the Trust.

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the market price of the Dollar General Common Stock or adverse changes in the financial condition of the Company. The Trust will not be managed like a typical closed-end investment company. The Trust will be treated as a grantor trust for United States Federal income tax purposes and each holder of STRYPES will be treated as the owner of its pro rata portion of the Contract and the U.S. Treasury Securities. The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount and holders of STRYPES will be required to recognize currently as income their pro rata portion of such original issue discount as it accrues over the term of the Trust. The quarterly cash distributions paid to the holders of STRYPES, which distributions are anticipated to exceed the currently includible original issue discount, will be treated as a tax-free return of the holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to holders upon receipt thereof for United States Federal income tax purposes. Although under current law holders of STRYPES should not recognize income, gain or loss with respect to the Contract over its term, holders may recognize taxable gain or loss upon receipt of cash, if any, upon dissolution of the Trust or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract. For a discussion of certain United States Federal income tax considerations for holders of the STRYPES, see "Certain United States Federal Income Tax Considerations."

    This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.


                              PROSPECTUS SUMMARY

    The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised.

THE TRUST

    Dollar General STRYPES Trust (the "Trust") is a newly created Delaware business trust that will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on
or shortly after                , 2001 (the "Exchange Date"), except that the
Trust may be dissolved prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

THE OFFERING

    The Trust is offering 7,500,000 STRYPES, each representing a proportionate share of beneficial interest in the Trust, at an initial public
offering price of $           per STRYPES  (which amount is equal to the last
reported sale price of the Dollar General Common Stock on the NYSE on , 1998, the date of the offering of the STRYPES (the "Offering")). The Underwriters have been granted an option, exercisable for 30 days from the date of this Prospectus, to purchase up to an aggregate of 1,125,000 additional STRYPES (subject to decrease as a result of the issuance and sale of STRYPES in connection with the formation of the Trust) to cover over-allotments, if any. See "Underwriting."

THE COMPANY

    The Company is a leading discount retailer of quality general merchandise at everyday low prices through its conveniently located stores. The Company's stores offer a focused assortment of consumable basic merchandise including health and beauty aids, packaged food products, cleaning supplies, housewares, stationary, seasonal goods, non-fashion apparel and domestics. Through convenient neighborhood locations, Dollar General Stores primarily serve low, middle and fixed income families.
As of January 30, 1998, the Company operated 3,169 stores located in 24 states, primarily in the midwestern and southeastern United States.

    Reference is made to the accompanying prospectus of the Company with respect to the shares of Dollar General Common Stock that may be received by a holder of STRYPES upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

INVESTMENT OBJECTIVE AND POLICIES

    The Trust will purchase and hold a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to shares of Dollar General Common Stock. The Trust's investment objective is to distribute cash to holders of the STRYPES ("Holders") on a quarterly basis at the rate of % of the Investment Amount (as defined under "Dividends and Distributions" below) per annum (which quarterly distributions will equal the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, to distribute a number of shares (such number of shares being hereinafter referred to as the "Exchange Amount") of Dollar General Common Stock (or, in certain circumstances, cash, or a combination of cash and Dollar General Common Stock, with an equal value) per STRYPES determined in accordance with the following formula (the "Exchange Rate Formula"), subject to certain
adjustments:  (a) if the  Exchange Price is  greater than $              (the
"Equity Appreciation Cap"), a fractional share of Dollar General Common Stock per STRYPES so that the value thereof (determined based on the Exchange Price) equals the Equity Appreciation Cap and (b) if the Exchange Price is less than or equal to the Equity Appreciation Cap, one share of Dollar General Common Stock per STRYPES. The "Exchange Price" means the average Closing Price (as defined herein) per share of Dollar General Common Stock on the 20 Trading Days (as defined herein) immediately prior to, but not including, the second Trading Day preceding the Exchange Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. See "Investment Objective and Policies--General," "--The Contract--Dilution Adjustments," "- -The Contract--Acceleration at the Option of the Contracting Stockholder" and "--Fractional Shares and Units."

    Holders  will receive  cash distributions at  the rate of        % of the
Investment Amount  per annum, payable quarterly on each            ,
,             and            (or, if any such date  is not a Business Day, on
the next succeeding Business  Day), to Holders of record as of each
,           ,            and           , respectively. The first distribution
(in respect of the period from        , 1998 until           , 1998)  will be
payable on           , 1998 to Holders of record as of            , 1998, and
will equal $            per STRYPES. See "Investment Objective and Policies--
Trust Assets."

    The number of shares of Dollar General Common Stock distributable to Holders on the Exchange Date, as determined pursuant to the Exchange Rate Formula, will be subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Dollar General Common Stock. Such number will also be subject to adjustment upon exercise by the Contracting Stockholder of its acceleration right under the Contract. In the event of certain consolidations or mergers of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would be accelerated, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "Investment Objective and Policies--The Contract--Dilution Adjustments," "--Acceleration at the Option of the Contracting Stockholder," "--Reorganization Events Causing a Termination of the Trust" and "--Collateral Arrangements; Acceleration."

TRUST ASSETS

    The Trust's assets will consist of: (i) a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES, comprising approximately % of the initial assets of the Trust, and (ii) the Contract with the Contracting Stockholder relating to shares of Dollar General Common Stock, comprising approximately % of the initial assets of the Trust.

    Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day (as defined herein) immediately preceding the Exchange Date a number of shares of Dollar General Common Stock equal to the number required by the Trust in order to exchange all of the STRYPES (including any STRYPES issued pursuant to the over-allotment option granted by the Trust to the Underwriters and STRYPES issued in connection with the formation of the Trust) on the Exchange Date in accordance with the Trust's investment objective. The obligation of the Contracting Stockholder to deliver shares of Dollar General Common Stock under the Contract may be cash settled, at the option of the Contracting Stockholder, in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the number of shares of Dollar General Common Stock otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such shares at the Exchange Price. In the event that the Contracting Stockholder elects to satisfy its obligation under the Contract in whole or in part by delivering cash, Holders will receive cash, or a combination of cash and Dollar General Common Stock, on the Exchange Date. See "Investment Objective and Policies--The Contract."

    Subject to certain limitations described herein, the Contracting Stockholder may, at its option, accelerate its obligation under the Contract, in whole at any time or from time to time in part, by delivering to the Trust on the date fixed for acceleration an amount equal to the applicable Acceleration Percentage (as defined herein) of the Optional Acceleration Value (as defined herein) of the Contract. Such amount will be payable, at the Contracting Stockholder's option, either in shares of Dollar General Common Stock (based on the Current Market Price (as defined herein) as of the second Trading Day prior to the applicable Notice Date (as defined herein)), in cash or in any combination thereof. In connection with any exercise by the Contracting Stockholder of its acceleration right, the Trust will distribute pro rata to the Holders the consideration received from the
Contracting Stockholder on the acceleration date, together with the Acceleration Percentage of each issue of U.S. Treasury Securities then held by the Trust. See "Investment Objective and Policies--The Contract-- Acceleration at the Option of the Contracting Stockholder."

    The  purchase price under the  Contract is equal  to $             in the
aggregate (assuming the Underwriters' over-allotment option is not exercised) and is payable to the Contracting Stockholder by the Trust on or about
  , 1998. No other consideration is payable by the Trust to the Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder. See "Investment Objective and Policies--The Contract."

    The obligations of the Contracting Stockholder under the Contract will be secured by a pledge of shares of Series A Convertible Junior Preferred Stock of the Company that are currently convertible into the maximum number of shares of Dollar General Common Stock deliverable by the Contracting Stockholder pursuant to the Contract (subject to adjustment in accordance with the adjustment provisions of the Contract, as described herein). See "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration."

RELATIONSHIP TO DOLLAR GENERAL COMMON STOCK

    Holders of the STRYPES  will receive cash distributions at the rate of
% of the Investment Amount per annum. While such distribution rate exceeds the current dividend yield on the Dollar General Stock (approximately % per annum on the date of this Prospectus based on the current quarterly dividend rate of $ per share of Dollar General Common Stock and the Initial Price), there can be no assurance that the distribution yield on the STRYPES will be higher than the dividend yield on the Dollar General Common Stock over the term of the Trust. The dividends payable per share of Dollar General Common Stock may be increased or decreased at the discretion of the Company's Board of Directors. Any future determination as to the payment of dividends on the Dollar General Common Stock will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant. Holders of STRYPES will not be entitled to receive any future dividends on the Dollar General Common Stock unless and until such time, if any, as the Trust shall have delivered Dollar General Common Stock upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."

    The opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the Dollar General Common Stock because the value of the Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) receivable by a Holder upon exchange on the Exchange Date or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract will not exceed the Equity Appreciation Cap, which represents an
appreciation  of       % over  the Initial Price.   Holders  will realize the
entire decline in value if the Exchange Price is less than the Initial Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses."

DILUTION

    The number of shares of Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) that Holders are entitled to receive upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust will not be adjusted for certain events, such as offerings of Dollar General Common Stock by the Company for cash or in connection with acquisitions. The Company is not restricted in connection with the STRYPES from issuing additional shares of Dollar General Common Stock during the term of the Trust. In addition, stockholders of the Company (including the Contracting Stockholder and beneficiaries of the Contracting Stockholder) are not precluded from selling shares of Dollar General Common Stock, either pursuant to Rule 144 under the Securities Act of 1933, as amended (the "Securities Act"), or by causing the Company to register such shares. Neither the Company nor any stockholder of the Company has any obligation to consider the interests of Holders for any reason. Additional issuances or sales may materially and adversely affect the price of Dollar General Common Stock and, because of the relationship of the number of shares of Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) to be received on the Exchange Date to the price of the Dollar General Common Stock, such other events may materially and adversely affect the trading price of the STRYPES. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that stockholders will not sell any, Dollar General Common Stock in the future, or as to the amount of any such offerings or sales. See "Risk Factors--Dilution Adjustments."

TERM OF THE TRUST

    The Trust will dissolve on or shortly after the Exchange Date, except if dissolved earlier under certain limited circumstances. On or shortly after the Exchange Date, the shares of Dollar General Common Stock and/or cash to be exchanged for the STRYPES and any other remaining Trust assets, net of any remaining Trust expenses, if any, will be distributed pro rata to Holders. In the event that the Contracting Stockholder shall have exercised its right to accelerate its remaining obligation under the Contract as a whole, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. Similarly, in the event that a Reorganization Event (as defined herein) shall have occurred or certain defaults shall have occurred with respect to the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract would accelerate, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "Investment Objective and Policies-- The Contract," "--Trust Dissolution" and "Risk Factors--Limited Term."

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    The Trust will be taxable as a grantor trust for United States Federal income tax purposes. Accordingly, each Holder will be treated for United States Federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury Securities and the Contract, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. See "Certain United States Federal Income Tax Considerations."

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having "original issue discount" which will accrue over the term of the U.S. Treasury Securities. It is anticipated that each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to Holders upon receipt thereof for United States Federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury Securities as it accrues. See "Certain United States Federal Income Tax Considerations."

    Under existing law, a Holder should not recognize income, gain or loss upon the Trust's entry into the Contract or over the term of the Contract. In general, the delivery of Dollar General Common Stock pursuant to the Contract will not be taxable to the Holders. A Holder may have taxable gain or loss upon receipt of cash, if any, upon dissolution of the Trust or to the extent that the Contracting Stockholder satisfies its obligations under the Contract in whole or in part with cash (whether on the Exchange Date or upon an exercise by the Contracting Stockholder of its acceleration right under the Contract). In general, each Holder's initial tax basis in any Dollar General Common Stock received from the Trust on the Exchange Date or upon earlier dissolution of the Trust will be equal to its basis in its pro rata portion of the Contract less the portion of such basis allocable to any cash that is received under the Contract. See "Certain United States Federal Income Tax Considerations."

MANAGEMENT ARRANGEMENTS

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The administration of the Trust will be overseen by the Trustees. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor) as trust administrator (the "Administrator"). The Bank of New York (or its successor) will also act as custodian for the Trust's assets (the "Custodian") and as paying agent, transfer agent and registrar (the "Paying Agent") with respect to the STRYPES. Except as aforesaid, and except for The Bank of New York's role as collateral agent under the Trust's Security and Pledge Agreement (see "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration"), The Bank of New York has no other affiliation with, and is not engaged in any other transaction with, the Trust. For their services, the Underwriters will pay each of the Administrator, the Custodian and the Paying Agent at the closing of the Offering a one-time, up-front amount in respect of its fee. See "Management Arrangements."

RISK FACTORS

    The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contract despite any significant decline in the market price of the Dollar General Common Stock or adverse changes in the financial condition of the Company.

    Although the STRYPES will provide investors with a current distribution yield which exceeds the current dividend yield on the Dollar General Common Stock, there is no assurance that the distribution yield on the STRYPES will be higher than the dividend yield on the Dollar General Common Stock over the term of the Trust. The opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the Dollar General Common Stock. The value of the Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) receivable by a Holder upon exchange on the Exchange Date or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract will not exceed the Equity Appreciation Cap, which represents an appreciation of % over the Initial Price. Holders will realize the entire decline in value if the Exchange Price is less than the Initial Price. AS DESCRIBED HEREIN, THE EXCHANGE PRICE WILL REPRESENT A DETERMINATION OF THE
VALUE OF  A SHARE  OF DOLLAR GENERAL  COMMON STOCK  IMMEDIATELY PRIOR  TO THE
EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE EXCHANGE PRICE OF THE DOLLAR GENERAL COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS.

    The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury Securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

    The trading prices of the STRYPES in the secondary market will be directly affected by the trading prices of the Dollar General Common Stock in the secondary market. It is impossible to predict whether the price of Dollar General Common Stock will rise or fall. Trading prices of Dollar General Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

    Holders will not be entitled to any rights with respect to the Dollar General Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Trust shall have delivered shares of Dollar General Common Stock upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery.

    The bankruptcy of any donor of the Contracting Stockholder could adversely affect the time of exchange or, as a result, the amount received by the Holders. See "Risk Factors--Risk Relating to Bankruptcy."

    Holders may experience a taxable event upon receipt of cash, if any, upon dissolution of the Trust or to the extent that the Contracting Stockholder satisfies its obligations under the Contract in whole or in part with cash (whether on the Exchange Date or upon an exercise by the Contracting Stockholder of its acceleration right under the Contract). Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder satisfying its obligations under the Contract in whole or in part with cash is uncertain. See "Risk Factors--Tax Matters."

LISTING

    Application will be made to list the STRYPES on the NYSE.

                                  FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load (as a percentage of offering price)  . .  3%(a)
 Automatic Dividend Reinvestment Plan Fees  . . . . . . . . . Not Applicable

ANNUAL EXPENSES (as a percentage of net assets)
 Management Fees(b) . . . . . . . . . . . . . . . . . . . . . 0%
 Other Expenses(c)  . . . . . . . . . . . . . . . . . . . . . 0%
                                                            ________________

TOTAL ANNUAL EXPENSES(C)  . . . . . . . . . . .               0%
                                                            ________________


Example                                                     1 year    3 years
_______                                                     ------    -------

An investor would pay the following expenses on
a $1,000 investment, including the maximum sales load
of $30 and assuming (1) no annual expenses and (2) a 5%
annual return throughout the periods.                        $  30     $ 30
______________
(a) See the cover page of this Prospectus and "Underwriting."

(b) See "Management Arrangements." The Trust will be internally managed; consequently there will be no separate investment advisory fee paid by the Trust. The Bank of New York will act as the administrator of the Trust.
(c) The  organization costs  of  the  Trust in  the  amount  of $         and
    approximately $         in respect of  costs associated with the  initial
    registration and offering of the STRYPES will be paid by the Underwriters. Anticipated ongoing expenses over the term of the Trust,
    estimated to be approximately $        , will be paid by the  Contracting
    Stockholder. Any unanticipated operating expenses of the Trust will be paid by Merrill Lynch & Co., Inc., which will be reimbursed by the Contracting Stockholder. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" would be approximately % of the Trust's net assets.

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Trust will bear directly or indirectly. The Example set forth above utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                  THE TRUST

    Dollar General STRYPES Trust is a newly created Delaware business trust and will be registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on April 16, 1998 pursuant to a Trust Agreement dated as of such date (as amended and restated as of
     , 1998,  the "Declaration of Trust"). The term  of the Trust will expire
on or shortly after            , 2001, except that the Trust may be dissolved
prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

                               USE OF PROCEEDS

    The net proceeds of the Offering will  be approximately $             (or
approximately $             ,  if the Underwriters' over-allotment  option is
exercised in full), after payment of the sales load. At the time of the closing of the Offering, or shortly thereafter, the net proceeds of the Offering will be used to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES and to pay the purchase price under the Contract to the Contracting Stockholder.

                      INVESTMENT OBJECTIVE AND POLICIES

GENERAL

    The Trust will purchase and hold (i) a series of zero-coupon U.S. Treasury Securities maturing on a quarterly basis through the Exchange Date and (ii) the Contract with the Contracting Stockholder relating to shares of Dollar General Common Stock. The Trust's investment objective is to distribute cash to Holders on a quarterly basis at the rate of % of the Investment Amount per annum (which quarterly distributions will equal the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on the Exchange Date, to distribute a number of shares (such number of shares being hereinafter referred to as the "Exchange Amount") of Dollar General Common Stock (or, under certain circumstances, cash, or a combination of cash and Dollar General Common Stock, with an equal value) per STRYPES determined in accordance with the following Exchange Rate Formula, subject to certain adjustments: (a) if the Exchange Price is greater than the Equity Appreciation Cap, a fractional share of Dollar General Common Stock per STRYPES so that the value thereof (determined based on the Exchange Price) equals the Equity Appreciation Cap and (b) if the Exchange Price is less than or equal to the Equity Appreciation Cap, one share of Dollar General Common Stock per STRYPES. See "--The Contract--Dilution Adjustments" and "--Acceleration at the Option of the Contracting Stockholder." THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE STRYPES. IF THE EXCHANGE PRICE OF THE DOLLAR GENERAL COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. Holders otherwise entitled to receive fractional shares of Dollar General Common Stock in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. See "Fractional Shares and Units." The number of shares of Dollar General Common Stock per STRYPES specified in clause (b) of the Exchange Rate Formula is hereinafter referred to as the "Share Component."

    The "Exchange Price" means the average Closing Price per share of Dollar General Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date. The "Closing Price" of any security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such security on the NYSE on such date or, if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed, or, if such security is not so listed on a United States national or regional securities exchange, as reported by National Association of Securities Dealers, Inc. Automated
Quotation System ("NASDAQ"), or,  if
such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or, if such bid price is not available, the market value of such security on such date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator. In the event that the Exchange Rate Formula is adjusted as described under "--The Contract--Dilution Adjustments" below, each of the Closing Prices used in determining the Exchange Price will be similarly adjusted to derive, for purposes of determining which of clauses
(a) or (b) of the Exchange Rate Formula will apply on the Exchange Date, an Exchange Price stated on a basis comparable to the Equity Appreciation Cap. A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security. The term "Business Day" means any day that is not a Saturday, a Sunday or a day on which the NYSE, NASDAQ, or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

    Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number of shares of Dollar General Common Stock equal to the product of the Exchange Amount and the aggregate number of STRYPES then outstanding. The obligation of the Contracting Stockholder to deliver shares of Dollar General Common Stock under the Contract may be cash settled, at the option of the Contracting Stockholder, in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the number of shares of Dollar General Common Stock otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount equal to the value of such shares at the Exchange Price. In the event that the Contracting Stockholder elects to satisfy its obligations under the Contract in whole or in part by delivering cash, Holders will receive cash, or a combination of cash and Dollar General Common Stock, on the Exchange Date. On or prior to the ninth Business Day preceding the Exchange Date, the Administrator will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether shares of Dollar General Common Stock or cash, or a combination thereof, will be delivered in exchange for the STRYPES on the Exchange Date. At the time such notice is published, the Exchange Price will not have been determined. If the Contracting Stockholder elects to deliver shares of Dollar General Common Stock, Holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

    The Trust has adopted a fundamental policy as required by the Declaration of Trust to invest at least 65% of its portfolio in the Contract. The Contract will comprise approximately % of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the Holders.

TRUST ASSETS

    The Trust's assets primarily will consist of: (i) U.S. Treasury Securities and (ii) the Contract. The Trust may also make certain temporary investments. See "--Temporary Investments." For illustrative purposes only, the following table shows the number of shares of Dollar General Common Stock or amount of cash that a Holder would receive for each STRYPES on the Exchange Date at various Exchange Prices. The table assumes that there will be no dilution adjustments to the Exchange Rate Formula as described below under "--The Contract--Dilution Adjustments" and the Contracting Stockholder does not exercise its right to accelerate its obligation under the Contract in whole or in part prior to the Exchange Date. There can be no assurance that the Exchange Price will be within the range set forth below. Given the Equity Appreciation Cap of $ , a Holder would receive on the Exchange Date the following number of shares of Dollar General Common Stock or amount of cash (in the event that the Contracting Stockholder elects to satisfy its obligations under the Contract, in whole, with cash) per STRYPES:

      EXCHANGE PRICE OF                   NUMBER OF SHARES OF
        DOLLAR GENERAL                       DOLLAR GENERAL
         COMMON STOCK                         COMMON STOCK                       AMOUNT OF CASH
         ____________                         ____________                       ______________
$                                                                               $

    The following table sets forth information regarding the distributions to be received on the U.S. Treasury Securities, the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the amount of original issue discount accruing, assuming a yield-to-maturity accrual election, on the U.S. Treasury Securities with respect to a Holder who acquires its STRYPES at the issue price from an Underwriter pursuant to the Offering. The table assumes that the Contracting Stockholder does not exercise its right to accelerate its obligation under the Contract in whole or in part prior to the Exchange Date. See "Certain United States Federal Income Tax Considerations."

                      ANNUAL GROSS         ANNUAL GROSS
                      DISTRIBUTIONS    DISTRIBUTIONS FROM                       ANNUAL INCLUSION OF
                   FROM U.S. TREASURY     U.S. TREASURY       ANNUAL RETURN       ORIGINAL ISSUE
                        SECURITIES        SECURITIES PER      OF CAPITAL PER        DISCOUNT IN
YEAR                     STRYPES              STRYPES       INCOME PER STRYPES
-------------       -----------------   ------------------  -------------------  ------------------
1998  . . . . . . . $                    $                   $                   $
1999  . . . . . . .
2000  . . . . . . .
2001  . . . . . . .


    The anticipated  annual distribution of  $         per  STRYPES (assuming
that the Contracting Stockholder does not exercise its acceleration right) is
payable  quarterly on  each          ,           ,             and          ,
commencing          , 1998.  Quarterly  distributions  on  the  STRYPES  will
consist solely of the cash received from the proceeds of the maturing U.S. Treasury Securities held by the Trust. The Trust will not be entitled to any future dividends that may be declared on the Dollar General Common Stock. See "Dividends and Distributions."

ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN DOLLAR GENERAL COMMON STOCK; NO DEPRECIATION PROTECTION

    Although the STRYPES will provide investors with a current distribution yield which exceeds the current dividend yield on the Dollar General Common Stock, there is no assurance that the distribution yield on the STRYPES will be higher than the dividend yield on the Dollar General Common Stock over the term of the Trust. The opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by a direct investment in the Dollar General Common Stock. The value of the Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) receivable by a Holder upon exchange on the Exchange Date or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract will not exceed the Equity Appreciation Cap, which represents an
appreciation of       %  over the  Initial Price.   Holders will  realize the
entire decline in value if the Exchange Price is less than the Initial Price.

THE COMPANY

    The Company is a leading discount retailer of quality general merchandise at everyday low prices through its conveniently located stores. The Company's stores offer a focused assortment of consumable basic merchandise including health and beauty aids, packaged food products, cleaning supplies, housewares, stationary, seasonal goods, non-fashion apparel and domestics. Through convenient neighborhood locations, Dollar General Stores primarily serve low, middle and fixed income families.
As of January 30, 1998, the Company operated 3,169 stores located in 24 states, primarily in the midwestern and southeastern United States.

    The Dollar General Common Stock is listed on the NYSE under the symbol "DG." Beginning with 1997, the Company's fiscal year ends on the last Friday in January. The table below sets forth the high and low sale prices per share of the Dollar General Common Stock on the NYSE for the periods indicated and sets forth the per share dividends declared with respect to the Dollar General Common Stock. Per share prices of the Dollar General Common Stock and the amount of the dividend declared have been adjusted to reflect prior stock splits.

1997                                                                    HIGH         LOW    DIVIDENDS
                                                                      ________       ___    _________
First Quarter   . . . . . . . . . . . . . . . . . . . . . . . . .       $135/8     $95/8          $.03
Second Quarter  . . . . . . . . . . . . . . . . . . . . . . . . .           15     125/8           .03
Third Quarter . . . . . . . . . . . . . . . . . . . . . . . . . .        173/4        14           .03
Fourth Quarter  . . . . . . . . . . . . . . . . . . . . . . . . .        171/8     141/4           .03

1998
First Quarter . . . . . . . . . . . . . . . . . . . . . . . . . .       $225/8    $163/4          $.03
Second Quarter  . . . . . . . . . . . . . . . . . . . . . . . . .        295/8     181/2           .03
Third Quarter   . . . . . . . . . . . . . . . . . . . . . . . . .        303/4        23           .03
Fourth Quarter  . . . . . . . . . . . . . . . . . . . . . . . . .           32     241/2           .04

1999
First Quarter (Through April 17, 1998)  . . . . . . . . . . . . .       $401/8    $291/4          $.04


    The last reported sale price of the Dollar General Common Stock on the NYSE on April 17, 1998 was $383/4 per share. As of March 31, 1998, the Company estimates that it had approximately 4,000 stockholders of record.

    The Company has paid quarterly cash dividends on the Dollar General Common Stock since 1975. The Board of Directors regularly reviews the Company's dividend policy to ensure that it is consistent with the Company's earnings performance, financial condition and need for capital and other relevant factors.

    Holders will not be entitled to receive any future dividends on the Dollar General Common Stock unless and until such time, if any, as the Trust shall have delivered Dollar General Common Stock upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights."

    The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the address specified under "Additional Information." Reports, proxy and information statements and other information concerning the Company may also be inspected at the offices of the NYSE.

    THE COMPANY IS NOT AFFILIATED WITH THE TRUST, WILL NOT RECEIVE ANY OF THE PROCEEDS FROM THE SALE OF THE STRYPES AND WILL HAVE NO OBLIGATIONS WITH RESPECT TO THE STRYPES. THIS PROSPECTUS RELATES ONLY TO THE STRYPES OFFERED HEREBY AND DOES NOT RELATE TO THE COMPANY OR THE DOLLAR GENERAL COMMON STOCK. THE COMPANY HAS FILED A REGISTRATION STATEMENT ON FORM S-3 WITH THE COMMISSION WITH RESPECT TO THE SHARES OF DOLLAR GENERAL COMMON STOCK THAT MAY BE RECEIVED BY A HOLDER OF STRYPES UPON EXCHANGE ON THE EXCHANGE DATE, UPON ANY EXERCISE BY THE CONTRACTING STOCKHOLDER OF ITS ACCELERATION RIGHT UNDER THE CONTRACT OR UPON EARLY DISSOLUTION OF THE TRUST. THE PROSPECTUS OF THE COMPANY (THE "DOLLAR GENERAL PROSPECTUS") CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT INCLUDES INFORMATION RELATING TO THE COMPANY AND THE DOLLAR GENERAL COMMON STOCK, INCLUDING CERTAIN RISK FACTORS RELEVANT TO AN INVESTMENT IN DOLLAR GENERAL COMMON STOCK. THE DOLLAR GENERAL PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE DOLLAR GENERAL PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACT

        General. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number of shares of Dollar General Common Stock equal to the product of the Exchange Amount and the aggregate number of STRYPES then outstanding. The obligation of the Contracting Stockholder to deliver shares of Dollar General Common Stock under the Contract may be cash settled, at the option of such Contracting Stockholder, in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the number of shares of Dollar General Common Stock otherwise deliverable in respect of which an election to exercise the cash settlement option is made, cash in an amount (calculated to the nearest 1/100th of a dollar or, if there is not a nearest 1/100th of a dollar, then to the next higher 1/100th of a dollar) equal to the value of such shares at the Exchange Price. In the event that the Contracting Stockholder elects to satisfy its obligations under the Contract in whole or in part by delivering cash, Holders will receive cash, or a combination of cash and Dollar General Common Stock, on the Exchange Date.

    Dilution Adjustments. The Exchange Rate Formula is subject to adjustment if the Company shall: (i) pay a stock dividend or make a distribution with respect to Dollar General Common Stock in shares of such stock; (ii) subdivide or split the outstanding shares of Dollar General Common Stock into a greater number of shares; (iii) combine the outstanding shares of Dollar General Common Stock into a smaller number of shares; (iv) issue by reclassification of shares of Dollar General Common Stock any shares of other common stock of the Company; (v) issue rights or warrants to all holders of Dollar General Common Stock entitling them to subscribe for or purchase shares of Dollar General Common Stock at a price per share less than the then current market price of the Dollar General Common Stock (other than rights to purchase Dollar General Common Stock pursuant to a plan for the reinvestment of dividends or interest); or (vi) pay a dividend or make a distribution to all holders of Dollar General Common Stock of evidences of its indebtedness or other assets (excluding any stock dividends or distributions referred to in clause (i) above or any cash dividends other than any Extraordinary Cash Dividends (as defined below)) or issue to all holders of Dollar General Common Stock rights or warrants to subscribe for or purchase any of its securities (other than those referred to in clause (v) above).

    In the  case of the  events referred to  in clauses (i),  (ii), (iii) and
(iv) above, the Exchange Rate Formula shall be adjusted so that the Trust will receive on the Business Day immediately preceding the Exchange Date the number of shares of Dollar General Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant thereto) which the Trust would have owned or been entitled to receive immediately following any event described above had the Contracting Stockholder's obligation under the Contract been satisfied by delivery of Dollar General Common Stock immediately prior to such event or any record date with respect thereto.

    In the case of the event referred to in clause (v) above, the Exchange Rate Formula shall be adjusted by multiplying the Share Component in the Exchange Rate Formula in effect immediately prior to the date of issuance of the rights or warrants referred to in clause (v) above by a fraction, the numerator of which shall be the number of shares of Dollar General Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of Dollar General Common Stock offered for subscription or purchase pursuant to such rights or warrants, and the denominator of which shall be the number of shares of Dollar General Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of Dollar General Common Stock which the aggregate offering price of the total number of shares of Dollar General Common Stock so offered for subscription or purchase pursuant to such rights or warrants would purchase at the current market price (determined as the average Closing Price per share of Dollar General Common Stock on the 20 Trading Days immediately prior to the date such rights or warrants are issued, subject to certain adjustments), which shall be determined by multiplying such total number of shares by the exercise price of such rights or warrants and dividing the product so obtained by such current market price. To the extent that shares of Dollar General Common Stock are not delivered after the expiration of such rights or warrants, or if such rights or warrants are not issued, the Exchange Rate Formula shall be readjusted to the Exchange Rate Formula which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of Dollar General Common Stock actually delivered.

    In the case of the event referred to in clause (vi) above, the Exchange Rate Formula shall be adjusted by multiplying the Share Component in the Exchange Rate Formula in effect on the record date referred to below by a fraction, the numerator of which shall be the market price per share of Dollar General Common Stock on the record date for the determination of stockholders entitled to receive the dividend or distribution or the rights or warrants referred to in clause (vi) above (such market price being determined as the average Closing Price per share of Dollar General Common Stock on the 20 Trading Days immediately prior to such record date, subject to certain adjustments), and the denominator of which shall be such market price per share of Dollar General Common Stock less the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be conclusive) as of such record date of the portion of the assets or evidences of indebtedness to be distributed or of such subscription rights or warrants applicable to one share of Dollar General Common Stock.

    An "Extraordinary Cash Dividend" means, with respect to any consecutive 12-month period, the amount, if any, by which the aggregate Amount of all cash dividends on the Dollar General Common Stock occurring in such 12-month period (excluding any such dividends occurring in such period for which a prior adjustment to the Exchange Rate Formula was previously made) exceeds on a per share basis 10% of the average of the Closing Prices per share of the Dollar General Common Stock over such 12-month period. All adjustments to the Exchange Rate Formula will be calculated to the nearest 1/10,000th of a share of Dollar General Common Stock (or if there is not a nearest 1/10,000th of a share to the next lower 1/10,000th of a share). No adjustment in the Exchange Rate Formula shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment. If an adjustment is made to the Exchange Rate Formula as described above, an adjustment will also be made to the Exchange Price solely to determine which of clauses (a) or (b) of the Exchange Rate Formula will apply on the Exchange Date. The required adjustment to the Exchange Price will be made by multiplying each of the Closing Prices used in determining the Exchange Price by a fraction, the numerator of which shall be the Share Component in clause
(b) of the Exchange Rate Formula immediately after such adjustment described above, and the denominator of which shall be the Share Component in clause
(b) of the Exchange Rate Formula immediately before such adjustment described above. Each such adjustment to the Exchange Rate Formula shall be made successively.

    In the event of a statutory merger effected solely for the purpose of changing the state of incorporation of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), the Exchange Rate Formula shall be adjusted so that the Trust will receive on the Business Day immediately preceding the Exchange Date the number of shares of capital stock of the continuing corporation in such statutory merger which the Trust would have owned or been entitled to receive immediately following such statutory merger had the Contracting Stockholder's obligation under the Contract been satisfied by delivery of Dollar General Common Stock immediately prior to the effective date for such statutory merger.

    The Administrator is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate Formula (or if the Administrator is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the Holders of the occurrence of such event and a statement in reasonable detail setting forth the adjusted Exchange Rate Formula and the method by which the adjustment to the Exchange Rate Formula was determined, provided that, in respect of any adjustment to the Exchange Price, such notice will only disclose the factor by which each of the Closing Prices used in determining the Exchange Price is so multiplied in order to determine the Exchange Amount on the Exchange Date. Until the Exchange Date, it will not be possible to determine the Exchange Amount.

    No adjustments will be made for certain other events, such as offerings of Dollar General Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Dollar General Common Stock by any stockholder of the Company (including the Contracting Stockholder and beneficiaries of the Contracting Stockholder).

    Acceleration at the Option of the Contracting Stockholder. The Contracting Stockholder may, at its option, accelerate its obligation under the Contract, in whole at any time or from time to time in part, by delivering to the Trust on the date fixed for acceleration (the "Acceleration Date") an amount (the "Acceleration Amount") equal to the applicable Acceleration Percentage (as defined below) of the "Optional Acceleration
Value" of the Contract; provided that, in the case of any partial acceleration, the Optional Acceleration Value of the Contract, after giving effect thereto, would not be less than 25% of the "Original Optional Acceleration Value" of the Contract. The "Optional Acceleration Value" means, on any date of determination, the Original Optional Acceleration Value less the sum of all Acceleration Amounts previously paid to the Trust pursuant to the Contract. The "Original Optional Acceleration Value" of the Contract shall mean an amount equal to the product of the Equity Appreciation Cap and the aggregate number of STRYPES issued by the Trust (including any STRYPES issued pursuant to the over-allotment option granted by the Trust to the Underwriters and STRYPES issued in connection with the formation of the Trust). The Acceleration Amount payable by the Contracting Stockholder on any Acceleration Date may be paid, at the Contracting Stockholder's option, either in shares of Dollar General Common Stock (based on the Current Market Price (as defined below) as of the second Trading Day prior to the applicable Notice Date), cash or a combination of Dollar General Common Stock and cash. If the Contracting Stockholder elects to deliver shares of Dollar General Common Stock, Holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

    The Administrator will provide notice of the Contracting Stockholder's election to exercise its acceleration right to Holders of record not less
than       calendar days (      calendar days if the Contracting  Stockholder
elects to pay all or any portion of the Acceleration Amount in cash) nor more
than       calendar days prior to the related Acceleration Date.  Such notice will state the following and may contain such other information as the Administrator deems advisable: (a) the Acceleration Date, (b) the
Acceleration  Percentage,  (c)  the  Optional  Acceleration  Value,  (d)  the
Acceleration Amount, (e) whether the Contracting Stockholder will pay the Acceleration Amount by delivery of shares of Dollar General Common Stock, cash or a combination thereof and, if payable in whole or in part in Dollar General Common Stock, will also state the number of shares of Dollar General Common Stock to be delivered to the Trust and the Current Market Price used to calculate such number of shares, and (f) the amount of cash and/or Dollar General Common Stock and U.S. Treasury Securities to be distributed in respect of each STRYPES. Any such notice will be provided by mail, sent to each Holder of record at such Holder's address as it appears on the register for the STRYPES, first class, postage prepaid. At or prior to the mailing of such notice of acceleration, the Administrator will publish announcement in The Wall Street Journal or another daily newspaper of national circulation.

    As soon as practicable after any Acceleration Date, the Trust will distribute pro rata to the Holders the shares of Dollar General Common Stock and/or cash received from the Contracting Stockholder on such Acceleration Date, together with the Acceleration Percentage of each issue of U.S. Treasury Securities then held by the Trust.

    If at any time prior to the Exchange Date or the Early Settlement Date (as defined below) the Contracting Stockholder shall have exercised its acceleration right described above, the Exchange Amount or amount of cash, as the case may be, per STRYPES otherwise deliverable by the Contracting Stockholder under the Contract shall be adjusted by multiplying such Exchange Amount or amount of cash, as the case may be, by a fraction, the numerator of which shall be the Optional Acceleration Value immediately prior to the Exchange Date or Early Settlement Date and the denominator of which shall be the Original Optional Acceleration Value.

    The "Acceleration Percentage" means, with respect to any acceleration notice given by the Contracting Stockholder, the percentage of the Optional Acceleration Value in respect of which the Contracting Stockholder has elected to accelerate its obligation under the Contract.

    The "Current Market Price" per share of the Dollar General Common Stock on any date of determination means the average of the daily Closing Prices for the five consecutive Trading Days ending on and including such date of determination (appropriately adjusted to take into account the occurrence during such five-day period of any event that results in an adjustment of the Exchange Rate Formula); provided, however, that if the Closing Price of the Dollar General Common Stock on the Trading Day next following such five-day period (the "Next-Day Closing Price") is less than 95% of such five-day average, then the Current Market Price per share of Dollar General Common Stock on such date of determination will be the Next-Day Closing Price; and provided, further, that, for purposes of calculating the Current Market Price in connection with any acceleration of the Contracting Stockholder's obligations under the Contract, if any adjustment to the Exchange Rate Formula becomes effective as of any date during the period beginning on the first day of such five-day period and ending on the relevant Acceleration Date, as the case may be, then the Current Market Price as determined pursuant to the foregoing will be appropriately adjusted to reflect such adjustment. Because the price of the Dollar General Common Stock is subject to market fluctuations, it is possible that the Next-Day Closing Price could be significantly less than such five-day average.

    A "Notice Date" with respect to any notice given by the Trust in connection with any exercise by the Contracting Stockholder of its acceleration right under the Contract means the commencement of the mailing of such notice to the Holders as described above.

    Reorganization Events Causing a Dissolution of the Trust. In the event of (A) any consolidation or merger of the Company or any Company Successor with or into another entity (other than (x) a consolidation or merger in which the Company is the continuing corporation and in which the Dollar General Common Stock outstanding immediately prior to the consolidation or merger is not exchanged for cash, securities or other property of the Company or another corporation or (y) a statutory merger effected solely for the purpose of changing the state of incorporation of the Company or a Company Successor), (B) any sale, transfer, lease or conveyance to another entity of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another entity (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor (other than any liquidation, dissolution or winding up constituting an Event of Default) (any such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the Contracting Stockholder's obligation under the Contract shall be automatically accelerated and the Contracting Stockholder shall be obligated to deliver to the Trust, on the tenth Business Day after the effective date for such Reorganization Event (the "Early Settlement Date"), an amount of cash per STRYPES equal to: (i) if the Transaction Value (as defined below) is greater than the Equity Appreciation Cap, $ and (ii) if the Transaction Value is less than or equal to the Equity Appreciation Cap, the Transaction Value. "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of Dollar General Common Stock, (ii) for any property other than cash or securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Dollar General Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the
Administrator and (iii) for any securities received in any such Reorganization Event, an amount equal to the average Closing Price per unit of such securities on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Early Settlement Date, multiplied by the number of such securities received for each share of Dollar General Common Stock. Notwithstanding the foregoing, if any Marketable
Securities (as defined below) are received by holders of Dollar General Common Stock in such Reorganization Event, then in lieu of delivering cash as provided above, the Contracting Stockholder may at its option deliver a proportional amount of such Marketable Securities. If the Contracting
Stockholder elects to deliver Marketable Securities, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities. "Marketable Securities" means any securities listed on a U.S. national securities exchange or reported by NASDAQ.

    IF A REORGANIZATION EVENT OCCURS, THE NET ASSETS OF THE TRUST WILL BE DISTRIBUTED PRO RATA TO THE HOLDERS AND THE TERM OF THE TRUST WILL EXPIRE.

    Collateral Arrangements; Acceleration. Pursuant to a Security and Pledge Agreement among the Contracting Stockholder, the Trust and The Bank of New York, as collateral agent (the "Collateral Agent"), the Contracting Stockholder's obligations under the Contract will be secured by a security interest in shares of Series A Convertible Junior Preferred Stock of the Company that are currently convertible into the maximum number of shares of Dollar General Common Stock deliverable by the Contracting Stockholder under the Contract (subject to adjustment in accordance with the adjustment provisions of the Contract, described above). The Collateral Agent will promptly pay over to the Contracting Stockholder any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral pledged by the Contracting Stockholder, unless the Contracting Stockholder is in "Default" or unless the payment of such amount to the Contracting Stockholder would cause the collateral to become insufficient under the Security and Pledge Agreement. The Contracting Stockholder shall have the right to vote any pledged shares of Dollar General Common Stock for so long as such shares are owned by it and pledged under the Security and Pledge Agreement, unless the Contracting Stockholder is in "Default."

    A "Collateral Event of Default" under the Security and Pledge Agreement shall mean, with respect to the Contracting Stockholder at any time, failure of the collateral to consist of (i) at least the maximum number of shares of Dollar General Common Stock deliverable by the Contracting Stockholder under the Contract at such time or (ii) a number of shares of Series A Convertible Junior Preferred Stock of the Company that are currently convertible into at least the maximum number of shares of Dollar General Common Stock deliverable by the Contracting Stockholder at such time, in either case if such failure is not remedied on or before the third Business Day after notice of such failure is given to the Contracting Stockholder.

    The occurrence of a Collateral Event of Default under the Security and Pledge Agreement or the bankruptcy or insolvency of any donor of the Contracting Stockholder (each such event, a "Default") will cause an automatic acceleration of the Contracting Stockholder's obligations under the Contract. In any such event, the Contracting Stockholder will become obligated to deliver a number of shares of Dollar General Common Stock having an aggregate value equal to the "Aggregate Acceleration Value" of the Contract. The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive the number of shares of Dollar General Common Stock under a portion of the Contract that corresponds to 1,000 of the STRYPES offered hereby. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the aggregate number of STRYPES then outstanding, except that, if no quotations are provided, the Aggregate Acceleration Value will be the product of the average Closing Price per share of Dollar General Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the acceleration date and the number of shares of Dollar General Common Stock that would be required to be delivered on such date under the Contract if the Exchange Date were redefined for all purposes to be the acceleration date. Upon the occurrence of a Default, the number of shares of Dollar General Common Stock deliverable for each STRYPES will be based solely on the Aggregate Acceleration Value described above for the Contract.

    The Collateral Agent is a "financial institution" for purposes of Sections 555 and 101(22) of Title 11 of the United States Code (the "Bankruptcy Code"). The Trust believes that the Collateral Agent will be the agent and custodian for the Trust such that the Trust will be a "financial institution" as defined in Section 101(22) of the Bankruptcy Code. Upon any acceleration, the Collateral Agent will convert the shares of Series A Convertible Junior Preferred Stock then pledged into shares of Dollar General Common Stock and will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of shares of Dollar General Common Stock. See "--Trust Dissolution."

    Fractional Shares and Units. No fractional share of Dollar General Common Stock will be delivered to the Trust if at any time the Contracting Stockholder satisfies its obligation under the Contract in whole or in part by delivering shares of Dollar General Common Stock. In lieu of any fractional share otherwise deliverable in respect of the Contracting Stockholder's obligation under the Contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional share based on the average Closing Price per share of Dollar General Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Exchange Date. No fractional unit of any Marketable Security will be delivered to the Trust if the Contracting Stockholder elects to deliver Marketable Securities on any Early Settlement Date. In lieu of any fractional unit otherwise deliverable on the Early Settlement Date in respect of the Contracting Stockholder's obligation under the Contract, the Trust shall be entitled to receive an amount in cash equal to the value of such fractional unit based on the average Closing Price per unit of such Marketable Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Early Settlement Date.

    Description of Contracting Stockholder. The Contracting Stockholder is the Turner Children Trust, of which Cal Turner, Jr., Chairman of the Board and Chief Executive Officer of the Company, and James Stephen Turner are Co-Trustees. Specific information regarding the holdings of Dollar General Common Stock by the Contracting Stockholder is included in the accompanying prospectus of the Company with respect to the shares of Dollar General Common Stock that may be received by a Holder of STRYPES upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust.

    Purchase Price.   The purchase price under the Contract is equal to $
     in the  aggregate and is payable  to the Contracting  Stockholder by the
Trust on or about           , 1998. No other consideration is  payable by the
Trust to the
Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder.

    The Contract will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value."

THE U.S. TREASURY SECURITIES

    The Trust will purchase and hold a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the STRYPES. Up to
   % of the Trust's total assets may be invested in these U.S. Treasury Securities. In the event that the Contract is accelerated as described under "--Acceleration at the Option of the Contracting Stockholder," "-- Reorganization Event Causing a Termination of the Trust," or "--Collateral Arrangements; Acceleration," the Administrator will distribute pro rata to the Holders all or a portion of such U.S. Treasury Securities then held in the Trust, together with amounts distributed upon acceleration.

TEMPORARY INVESTMENTS

    To the extent necessary to enable the Paying Agent to make the next succeeding quarterly distribution, any moneys deposited with or received by the Trust will be invested by the Paying Agent in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following distribution date.

TRUST DISSOLUTION

    The Trust will dissolve on or shortly after the Exchange Date, except if dissolved earlier under certain limited circumstances. Although the Trust has adopted a fundamental policy that it will not dispose of the Contract prior to the Exchange Date, under certain circumstances the Contract may terminate prior to the Exchange Date. In the event that the Contracting Stockholder shall have exercised its option to acceleration its remaining obligations under the Contract in whole or a Reorganization Event or Default shall have occurred, the net assets of the Trust would be distributed pro rata to the Holders and the term of the Trust would expire. See "--The Contract-- Acceleration at the Option of the Contracting Stockholder," "--Reorganization Event Causing Termination of the Trust" and "--Collateral Arrangements; Acceleration."

    Written notice of any dissolution shall be sent to Holders specifying the record date for the distribution to Holders, the amount distributable (including, if applicable, the number of shares of Dollar General Common Stock or, if a Reorganization Event shall have occurred, the number of units of any Marketable Security) with respect to each STRYPES and the time of dissolution as determined by the Trustees. Any such notice will be provided by mail, sent to each Holder at such Holder's address as it appears on the register for the STRYPES, first class, postage prepaid not less than nine days prior to the date on which such distribution is to be made. At or prior to the mailing of such notice, the Administrator shall publish a public announcement in The Wall Street Journal or another daily newspaper of national circulation.

FRACTIONAL SHARES AND UNITS

    No fractional shares of Dollar General Common Stock, or fractional units of any Marketable Security, will be distributed by the Trust to Holders upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust. All fractional shares or units to which Holders would otherwise be entitled will be aggregated and liquidated by the Administrator and, in lieu of the fractional share or units to which a Holder would otherwise have been entitled in respect of the total number of STRYPES held by such Holder, such Holder will receive its pro rata portion of the proceeds from such liquidation.

    As described herein, upon exercise by the Contracting Stockholder of its acceleration right under the Contract or upon dissolution of the Trust prior to the Exchange Date, the Trust will distribute pro rata to the Holders all or a portion of the U.S. Treasury Securities then held by the Trust. The U.S. Treasury Securities will be distributed in authorized denominations only. All fractional amounts of any issue of U.S Treasury Securities to which Holders would otherwise be entitled upon any acceleration of the Contract will be aggregated and liquidated by the Administrator and, in lieu of the fractional amount of such issue to which a Holder would otherwise be entitled in respect of the total number of STRYPES held by such Holder, such Holder will receive its pro rata portion of the proceeds from such liquidation.

                           INVESTMENT RESTRICTIONS

    The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the U.S. Treasury Securities, the Contract and the Dollar General Common Stock or other assets received pursuant to the Contract (including Marketable Securities) and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the STRYPES; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contract. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

    Because of the foregoing limitations, the Trust's investments will be concentrated initially in the retail industry, which is the industry in which the Company currently operates. However, to the extent that in the future the Company diversifies its operations into one or more other industries, the Trust's investments will be less concentrated in the retail industry.

                                 RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

    It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the market price of the Dollar General Common Stock or adverse changes in the financial condition of the Company. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE STRYPES TRADING AT A DISCOUNT FROM NET ASSET VALUE

    The STRYPES have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the STRYPES may vary considerably prior to the Exchange Date due to, among other things, fluctuations in trading prices of the Dollar General Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Dollar General Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

    The STRYPES are a new issue of securities and, accordingly, have no established trading market. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders with liquidity of investment or that it will continue for the life of the STRYPES. Application will be made to list the STRYPES on the NYSE. There can be no assurance that such application will be accepted or that, if accepted, the STRYPES will not later be delisted or that trading in the STRYPES on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the STRYPES on another national securities exchange or for quotation on another trading market. If the STRYPES are not listed or traded on any securities exchange or trading market, or if trading of the STRYPES is suspended, pricing information for the STRYPES may be more difficult to obtain, and the price and liquidity of the STRYPES may be adversely affected.

    The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the STRYPES will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The STRYPES are not subject to redemption.

DILUTION ADJUSTMENTS

    The number of shares of Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) that the Trust is entitled to receive pursuant to the Contract on the Business Day immediately preceding the Exchange Date or upon acceleration of the Contract is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract--Dilution Adjustments." Such number of shares of Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) to be received by the Trust will not be adjusted for other events, such as offerings of Dollar General Common Stock for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Dollar General Common Stock by any stockholder of the Company (including the Contracting Stockholder and beneficiaries of the Contracting Stockholder).

    The Company is not restricted in connection with the STRYPES from issuing additional shares of Dollar General Common Stock during the term of the Trust. In addition, the stockholders of the Company (including the Contracting Stockholder and beneficiaries of the Contracting Stockholder) are not precluded from selling shares of Dollar General Common Stock, either pursuant to Rule 144 under the Securities Act or by causing the Company to register such shares. Neither the Company nor any stockholder of the Company has any obligation to consider the interests of the Holders for any reason. Additional issuances or sales may materially and adversely affect the price of the Dollar General Common Stock and, because of the relationship of the number of shares of Dollar General Common Stock (or the amount of cash or combination of cash and Dollar General Common Stock) to be received pursuant to the Contract to the price of the Dollar General Common Stock, such other events may materially and adversely affect the trading price of the STRYPES. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that stockholders (including the Contracting Stockholder and beneficiaries of the Contracting Stockholder) will not sell any, Dollar General Common Stock in the future, or as to the amount of any such offerings or sales.

LIMITED TERM

    The term of the Trust will expire on or shortly after the Exchange Date, unless the Trust is dissolved earlier under certain limited circumstances. On or shortly after the Exchange Date, the Trust will distribute the shares of Dollar General Common Stock and/or cash received by the Trust pursuant to the Contract and other net assets held by the Trust pro rata to Holders and dissolve shortly thereafter. In the event that the Contracting Stockholder shall have exercised its right to accelerate its remaining obligation under the Contract as a whole, the Trust will distribute pro rata to the Holders the shares of Dollar General Common Stock and/or cash received by the Trust and any other net assets of the Trust (including the U.S. Treasury Securities then held) and the term of the Trust would expire. Similarly, in the event that a Reorganization Event or a Default shall have occurred, the net assets of the Trust would be distributed pro rata to Holders and the term of the Trust would expire.

NON-DIVERSIFIED PORTFOLIO

    The Trust's assets will consist almost entirely of the Contract and the U.S. Treasury Securities. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

COMPARISON  TO OTHER EQUITY SECURITIES; RELATIONSHIP TO DOLLAR GENERAL COMMON
STOCK

    The terms of the STRYPES are similar to those of ordinary equity securities in that the value of the Dollar General Common Stock (or, pursuant to the right of the Contracting Stockholder, the amount of cash or combination of cash and Dollar General Common Stock) that a Holder will receive on the Exchange Date is not fixed, but is based on the Exchange Price of the Dollar General Common Stock (see "Investment Objective and Policies-- General" and "--The Contract"). THERE CAN BE NO ASSURANCE THAT SUCH AMOUNT RECEIVABLE BY THE HOLDER ON THE EXCHANGE DATE WILL BE EQUAL TO OR GREATER THAN

THE ISSUE PRICE PAID FOR THE STRYPES. IF THE EXCHANGE PRICE OF THE DOLLAR GENERAL COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE EXCHANGE DATE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. ACCORDINGLY, A HOLDER ASSUMES THE RISK THAT THE MARKET VALUE OF THE DOLLAR GENERAL COMMON STOCK MAY DECLINE, AND THAT SUCH DECLINE COULD BE SUBSTANTIAL. REFERENCE IS MADE TO THE ACCOMPANYING PROSPECTUS OF THE COMPANY, INCLUDING THE INFORMATION UNDER THE CAPTION "RISK FACTORS" THEREIN.

    The trading prices of the STRYPES in the secondary market will be affected by the trading prices of the Dollar General Common Stock in the secondary market. It is impossible to predict whether the price of Dollar General Common Stock will rise or fall. Trading prices of Dollar General Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions that can affect the capital markets generally, including the level of, and fluctuations in, the trading prices of stocks generally and sales of substantial amounts of Dollar General Common Stock in the market subsequent to the offering of the STRYPES or the perception that such sales could occur.

LIMITATIONS ON OPPORTUNITY FOR EQUITY APPRECIATION; POTENTIAL LOSSES

    The opportunity for equity appreciation afforded by an investment in the STRYPES is less than the opportunity for equity appreciation afforded by a direct investment in the Dollar General Common Stock because the amount receivable by a Holder upon exchange on the Exchange Date or upon any exercise by the Contracting Stockholder of its acceleration right under the Contract will not exceed the Equity Appreciation Cap (which represents an
appreciation of        % over the  Initial Price).  Holders will  realize the
entire decline in value if the Exchange Price is less than the Initial Price. See "Investment Objective and Policies--The Contract." Because the price of the Dollar General Common Stock is subject to market fluctuations, the value of the Dollar General Common Stock (or, pursuant to the right of the Contracting Stockholder, the amount of cash or combination of cash and Dollar General Common Stock) received by a Holder in exchange for a STRYPES on the Exchange Date, determined as described herein, may be more or less than the issue price paid for such STRYPES.

NO STOCKHOLDER RIGHTS

    Holders will not be entitled to any rights with respect to the Dollar General Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered the Dollar General Common Stock upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such right occurs after such delivery. For example, in the event that an amendment is proposed to the Certificate of
Incorporation of the Company and the record date for determining the stockholders of record entitled to vote on such amendment occurs prior to such delivery, Holders of the STRYPES will not be entitled to vote on such amendment.

    The Contracting Stockholder is not responsible for the determination or calculation of the amount receivable by Holders upon exchange on the Exchange Date, upon any exercise by the Contracting Stockholder of its acceleration right under the Contract or upon early dissolution of the Trust. The Contract among the Trust, the Collateral Agent and the Contracting Stockholder is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any Holder.

RISK RELATING TO BANKRUPTCY

    The Trust believes that the Contract will constitute a "securities contract" for purposes of the Bankruptcy Code, performance of which would not under Section 555 of the Bankruptcy Code be subject to the automatic stay provisions of the Bankruptcy Code in the event of bankruptcy of any donor of the Contracting Stockholder. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" or other protected transaction under Sections 556 and 560 of the Bankruptcy Code for this purpose (or that there will be a delay while the bankruptcy court considers such issue), in which case the bankruptcy of any donor of the Contracting Stockholder may cause a delay in settlement of the Contract with the Contracting Stockholder, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect the time of exchange or, as a result, the amount received by the Holders in respect of the STRYPES.

TAX MATTERS

    Holders may experience a taxable event upon the exchange of STRYPES to the extent that the Contracting Stockholder satisfies its obligation under the Contract in whole or in part with cash (including upon the occurrence of a Reorganization Event). Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder satisfying its obligation under the Contract, in whole or in part, with cash is uncertain. Accordingly, prospective investors in the STRYPES should consult their own tax advisors in this regard. Investors should also consult their own tax advisors concerning the proper treatment of their pro rata share of the Trust's fees and expenses, and the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction. The tax consequences of investing in the STRYPES are described in greater detail under "Certain United States Federal Income Tax Considerations."

                          DESCRIPTION OF THE STRYPES

    Each STRYPES represents a proportionate share of beneficial interest in the Trust, and a total of 7,500,000 STRYPES will be issued in the Offering, assuming no exercise of the Underwriters' over-allotment option. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. STRYPES have no preemptive, redemption or conversion rights. The STRYPES, when issued and outstanding, will be fully paid and nonassessable.

    Holders are entitled to one vote for each STRYPES held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding STRYPES, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the STRYPES or to vote on other matters upon the written request of the record Holders of more than 50% of the STRYPES (unless substantially the same matter was voted on during the preceding 12 months).

BOOK-ENTRY SYSTEM

    The STRYPES will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of a nominee of the Depositary.

    The Depositary  has advised  the Trust and  the Underwriters as  follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

    Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective STRYPES represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

    So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the STRYPES. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the STRYPES registered in their names and will not receive or be entitled to receive physical delivery of the STRYPES in definitive form and will not be considered the owners or Holders thereof.

    Payment of shares of Dollar General Common Stock or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, STRYPES registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the STRYPES will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    The Trust expects that the Depositary, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name," and will be the responsibility of such participants.

    A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue STRYPES in definitive registered form in exchange for the Global Security representing such STRYPES. In addition, the Trust may at any time and in its sole discretion determine not to have any STRYPES represented by one or more Global Securities and, in such extent, will issue STRYPES in definitive form in exchange for all of the Global Securities representing the STRYPES. Further, if the Trust so specifies with respect to the STRYPES, an owner of a beneficial interest in a Global Security representing STRYPES may, on terms acceptable to the Trust and the Depositary for such Global Security, receive STRYPES in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of STRYPES represented by such Global Security equal in number to that represented by such beneficial interest and to have such STRYPES registered in its name.

                                   TRUSTEES

    The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

    The Trustees of the Trust are:

                                                                               PRINCIPAL OCCUPATION
             NAME, AGE AND ADDRESS                              TITLE         DURING PAST FIVE YEARS
          -------------------------                      -------------------- -----------------------
Donald J. Puglisi, 52    .  . . . . . . . . . . . . . . .  Managing Trustee   Professor of Finance
    Department of Finance                                                     University of Delaware
    University of Delaware
    Newark, DE 19716

William R. Latham III, 53    .  . . . . . . . . . . . . .  Trustee             Professor of Economics
    Department of Economics                                                   University of Delaware
    University of Delaware
    Newark, DE 19716

James B. O'Neill, 58     .  . . . . . . . . . . . . . . .  Trustee             Professor of Economics
    Center for Economic                                                       University of Delaware
    Education & Entrepreneurship
    University of Delaware
    Newark, DE 19716


COMPENSATION OF TRUSTEES

    Each unaffiliated Trustee will be paid by the Underwriters, in respect of its annual fees and anticipated out-of-pocket expenses, a one-time, up-front fee of $10,800. The Trust's Managing Trustee will also receive an additional up-front fee of $3,600 for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                           MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

    The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Contract and the U.S. Treasury Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

     The Contracting Stockholder and the Underwriters will pay all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, expenses of registering the STRYPES under Federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting costs, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust. See "--Estimated Expenses."

ADMINISTRATOR

    The day-to-day affairs of the Trust will be managed by The Bank of New York, as trust administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) pay, or cause to be paid, all expenses incurred by the Trust;
(ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on STRYPES as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of Holders. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with the settlement of the Contract on the Business Day immediately preceding the Exchange Date).

    The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

    Except for its roles as Administrator, Custodian and Paying Agent of the Trust, and except for its role as Collateral Agent under the Security and Pledge Agreement, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

    The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

    The Trust's custodian is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreement and will hold a perfected security interest in the shares of Series A Convertible Junior Preferred Stock or other assets consistent with the terms of the Contract pledged thereunder.

PAYING AGENT

    The paying agent, transfer agent and registrar for the STRYPES is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

    The Trust will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, Merrill Lynch & Co., Inc. will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian, and Merrill Lynch & Co., Inc. will in turn be reimbursed by the Contracting Stockholder for all such reimbursements paid by it.

ESTIMATED EXPENSES

    At the closing of the Offering, the Underwriters will pay to each of the Administrator, the Custodian and the Paying Agent a one-time, up-front amount in respect of its fee. In addition, the Contracting Stockholder will pay to the Administrator at the closing of the Offering an amount, estimated to be
approximately $       , in respect of certain anticipated ongoing expenses of
the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Contracting Stockholder include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, STRYPES certificates and Holder reports and stock exchange fees. Organization
costs of the  Trust in the  amount of $       and approximately $          in
respect of costs associated with the initial registration and public offering of the STRYPES will be paid by the Underwriters.

    The amount payable to the Administrator in respect of the anticipated ongoing expenses of the Trust was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. Merrill Lynch & Co., Inc. will pay any unanticipated operating expenses of the Trust. Merrill Lynch & Co., Inc. will be reimbursed by the Contracting Stockholder for all fees and expenses of the Trust paid by it.

                         DIVIDENDS AND DISTRIBUTIONS

    The  Trust intends to distribute cash to  Holders on a quarterly basis at
the rate  of        %  of the  Investment Amount  per annum (which  quarterly
distribution will equal the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust). The first
distribution, in respect of the period from           , 1998 until
   , 1998, will be made on           , 1998 to Holders of record as of
  , 1998, and will equal  $       per STRYPES. Thereafter, distributions will
be made on            ,           ,            and            of each year to
Holders of record as of each           ,           ,             and
, respectively.

    The "Investment Amount" means, with respect to each STRYPES, $ initially and is subject to adjustment from time to time prior to the Exchange Date to reflect the distribution of assets by the Trust upon any exercise by the Contracting Stockholder of its acceleration right under the Contract. On each Acceleration Date, if any, the Investment Amount shall be adjusted by multiplying the Investment Amount in effect immediately prior to such Acceleration Date by a fraction, the numerator of which shall be the Optional Acceleration Value of the Contract immediately after such Acceleration Date and the denominator of which shall be the Optional Acceleration Value of the Contract immediately prior to such Acceleration Date.

    As soon as practicable after any Acceleration Date, the Trust will distribute pro rata to the Holders the shares of Dollar General Common Stock and/or cash received from the Contracting Stockholder on such Acceleration Date, together with the Acceleration Percentage of each issue of U.S. Treasury Securities then held by the Trust.

    Upon dissolution of the Trust as described in "Investment Objective and Policies--Trust Dissolution," each Holder will share pro rata in any remaining net assets of the Trust.

                               NET ASSET VALUE

    The net asset value of the STRYPES will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of STRYPES outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices received by the Administrator from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

           CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    Set forth in full below is the opinion of Brown & Wood LLP, counsel to the Trust, as to certain United States Federal income tax consequences of the purchase, ownership and disposition of the STRYPES. Such opinion is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes in effective dates) or possible differing interpretations. The discussion below deals only with STRYPES held as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, insurance companies, regulated investment companies, dealers in securities or currencies, tax-exempt entities, persons holding STRYPES in a tax-deferred or tax-advantaged account, or persons holding STRYPES as a hedge against currency risks, as a position in a "straddle" or as part of a "hedging" or "conversion" transaction for tax purposes. It also does not deal with Holders of STRYPES other than original purchasers thereof (except where otherwise specifically noted herein). Moreover, the discussion below generally does not address the tax consequences of ownership of the Dollar General Common Stock or Marketable Securities. The following discussion also does not address the tax consequences of investing in the STRYPES arising under the laws of any state, local or foreign jurisdiction. Persons considering the purchase of the STRYPES should consult their own tax advisors concerning the application of the United States
Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction.

    As used herein, the term "U.S. Holder" means a beneficial owner of STRYPES that is for United States Federal income tax purposes (i) a citizen or resident of the United States, (ii) a corporation, a partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof (other than a partnership that is not treated as a United States person under any applicable Treasury regulations),
(iii) an estate the income of which is subject to United States Federal income taxation regardless of its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust. Notwithstanding the preceding sentence, to the extent provided in Treasury regulations, certain trusts in existence on August 20, 1996, and treated as United States persons prior to such date that elect to continue to be treated as United States persons also will be a U.S. Holder. As used herein, the term "non-U.S. Holder" means a beneficial owner of STRYPES that is not a U.S. Holder. Unless otherwise specifically provided, the following opinion of Brown & Wood LLP assumes that on the Exchange Date Holders of the STRYPES will receive shares of Dollar General Common Stock.

CLASSIFICATION OF THE TRUST

    The Trust will be classified as a grantor trust under subpart E, Part I of subchapter J of the Internal Revenue Code of 1986, as amended (the "Code"). As such, Holders of the STRYPES will be treated for United States Federal income tax purposes as owners of a pro rata undivided interest in the Trust's assets which will consist of the U.S. Treasury Securities and the Contract. Accordingly, each Holder will be required to report on its United States Federal income tax return its pro rata share of the entire income on the Trust's assets in accordance with such Holder's regular method of tax accounting.

U.S. HOLDERS

    As previously discussed, each U.S. Holder will be considered the owner of its pro rata portion of the U.S. Treasury Securities and the Contract held by the Trust. The cost to a U.S. Holder of its STRYPES will be allocated among such U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract (in proportion to the relative fair market values thereof on the date on which the U.S. Holder acquires its STRYPES) in order to determine the U.S. Holder's initial tax basis in the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract. It is currently anticipated that
 % and % of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury Securities and as payments under the Contract, respectively.

    The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount which will accrue over the term of the U.S. Treasury Securities. In general, a U.S. Holder will be treated as having purchased each U.S. Treasury Security held by the Trust with original issue discount in an amount equal to the excess of the U.S. Holder's pro rata portion of the amount payable on such U.S. Treasury Security over the U.S. Holder's initial tax basis therefor as discussed above. A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include such original issue discount in income for United States Federal income tax purposes as it accrues in accordance with a constant yield method. Because it is expected that 20% or more of the Holders of STRYPES will be accrual basis taxpayers, original issue discount on any short-term U.S. Treasury Securities (i.e., any U.S. Treasury Security with a maturity of one year or less from the date it is purchased by the Trust) held by the Trust will also be currently includable in income by U.S. Holders as it accrues on a straight-line basis (unless a U.S. Holder elects to accrue such original issue discount on a constant yield basis). A U.S. Holder's tax basis in its pro rata portion of a U.S. Treasury Security will be increased by the amount of any original issue discount included in income by the U.S. Holder with respect to such U.S. Treasury Security (as described above). A U.S. Holder will also be required to recognize capital gain or loss with respect to such U.S. Holder's pro rata portion of the U.S. Treasury Securities upon an early dissolution of the Trust in an amount equal to the difference between the amount of cash, if any, received by the U.S. Holder in respect of such U.S. Holder's pro rata portion of the U.S. Treasury Securities and the U.S. Holder's tax basis in its pro rata portion of the U.S. Treasury
Securities. Such capital gain or loss would be long-term capital gain or loss if the STRYPES have been held by the U.S. Holder for more than one year. The receipt by a U.S. Holder of its pro rata portion of U.S. Treasury Securities upon the Contracting Stockholder's exercise of its acceleration right under the Contract or upon dissolution of the Trust will not be a taxable event to the U.S. Holder. The U.S. Holder's tax basis in such U.S. Treasury Securities will be the same as such U.S. Holder's tax basis in such U.S. Treasury Securities immediately prior to the receipt thereof, and the U.S. Holder's holding period for such U.S. Treasury Securities will include the period during which the U.S. Holder held the related STRYPES.

    Each U.S. Holder will also be treated as having entered into a pro rata portion of the Contract. Under current law, a U.S. Holder should not be required to recognize any income, gain or loss with respect to the Contract until the earlier of the Exchange Date, upon the occurrence of a Reorganization Event or "Default" or, in certain cases, upon exercise by the Contracting Stockholder of its acceleration right under the Contract. On the Exchange Date or upon a "Default", if the Contracting Stockholder delivers Dollar General Common Stock pursuant to the Contract in respect of a U.S. Holder's STRYPES, the U.S. Holder will generally not realize any taxable gain or loss upon the receipt of such Dollar General Common Stock. However, a U.S. Holder will generally be required to recognize taxable gain or loss with respect to any cash received in lieu of fractional shares. The amount of such gain or loss recognized by a U.S. Holder will be equal to the difference, if any, between the amount of cash received by the U.S. Holder and the portion of the U.S. Holder's tax basis in the Contract that is allocable to the fractional shares. Any such taxable gain or loss will be treated as short-term capital gain or loss. A U.S. Holder will have an initial tax basis in any Dollar General Common Stock received thereby on the Exchange Date or upon a "Default" in an amount equal to the U.S. Holder's tax basis in the Contract less the portion of such tax basis that is allocable to any fractional shares (as described above) and will realize taxable gain or loss with respect to any such Dollar General Common Stock received thereby on the Exchange Date or upon a "Default" only upon the subsequent sale or disposition by the U.S. Holder of such Dollar General Common Stock. In addition, a U.S. Holder's holding period for any Dollar General Common Stock received by such U.S. Holder on the Exchange Date or upon a "Default" will begin on the Exchange Date or the day immediately following the date of acceleration, respectively, and will not include the period during which the U.S. Holder held the related STRYPES.

    Alternatively, if the Contracting Stockholder satisfies its obligations under the Contract in whole in cash on the Exchange Date in respect of a U.S. Holder's STRYPES, the U.S. Holder will recognize taxable gain or loss with respect to the Contract in an amount equal to the difference, if any, between the total amount of cash received by such U.S. Holder and an amount equal to the U.S. Holder's tax basis in the Contract. It is uncertain whether such gain or loss would be treated as capital or ordinary gain or loss. If such gain or loss is properly treated as capital, then such gain or loss will be treated as long-term capital gain or loss if the STRYPES has been held by the U.S. Holder for more than one year. If such gain or loss is properly treated as ordinary gain or loss, it is possible that the deductibility of any loss by a U.S. Holder who is an individual could be subject to the limitations applicable to miscellaneous itemized deductions provided for under Section 67(a) of the Code. In general, Section 67(a) of the Code provides that an individual may only deduct miscellaneous itemized deductions for a particular taxable year to the extent that the aggregate amount of the individual's miscellaneous itemized deductions for such taxable year exceed two percent of the individual's adjusted gross income for such taxable year (the miscellaneous itemized deductions and other itemized deductions allowable to high-income individuals, however, are generally subject to further limitations under Section 68 of the Code). Prospective investors in the STRYPES who are individuals should also be aware that miscellaneous itemized deductions are not allowable in computing the United States Federal alternative minimum tax imposed by Section 55 of the Code. Prospective investors in the STRYPES are urged to consult their own tax advisors concerning the character of any gain or loss realized on the Exchange Date with respect to the Contract in the event that the Contracting Stockholder elects to satisfy its obligations under the Contract in whole in cash on the Exchange Date, as well as the deductibility of any such loss.

    In the event that a U.S. Holder receives a combination of cash and shares of Dollar General Common Stock on the Exchange Date, a U.S. Holder generally should not be required to recognize taxable gain or loss. A U.S. Holder's tax basis in any Dollar General Common Stock received thereby generally should equal the U.S. Holder's tax basis in the Contract less the amount of any cash received by the U.S. Holder. A U.S. Holder should, however, be required to recognize taxable gain to the extent that the amount of cash received by the U.S. Holder exceeds the U.S. Holder's tax basis in the Contract. As an alternative to the foregoing rules, in the event that a U.S. Holder receives a combination of cash and shares of Dollar General Common Stock on the Exchange Date, it is possible that the U.S. Holder could be required to apply the rules described in the two preceding paragraphs to the STRYPES held thereby on a pro rata basis in proportion to the amount of the Dollar General Common Stock and cash received thereby.

    In general, if the Contracting Stockholder exercises its acceleration option under the Contract, the tax consequences to a U.S. Holder are not entirely certain. It is likely that upon any acceleration (other than a one-time acceleration in whole, which generally should be treated in the same manner as an exchange of STRYPES on the Exchange Date) a U.S. Holder should not be required to recognize taxable gain or loss upon receipt of either Dollar General Common Stock or cash. A U.S. Holder's tax basis in any Dollar General Common Stock received thereby as a result of any exercise by the Contracting Stockholder of its acceleration option under the Contract generally should equal the U.S. Holder's tax basis in the Contract less any cash received by the U.S. Holder upon such acceleration and any prior accelerations. However, a U.S. Holder should be required to recognize taxable gain in respect of the Contract to the extent that the total amount of cash received by the U.S. Holder under the Contract upon such acceleration and any prior accelerations exceeds the U.S. Holder's tax basis in the Contract. As previously discussed, the proper character of any such gain is not entirely certain. As an alternative to the foregoing rules, it is possible that a U.S. Holder will be required to allocate the U.S. Holder's tax basis in the portion of the Contract accelerated among any shares of Dollar General Common Stock and cash received by the U.S. Holder upon an exercise by the Contracting Stockholder of its acceleration option under the Contract. In such event, the U.S. Holder would be required to recognize taxable gain or loss in an amount equal to the difference between the amount of cash received and the portion of the U.S. Holder's tax basis in the Contract that is allocable to such cash. In no event, however, will a U.S. Holder's holding period for any Dollar General Common Stock received by the U.S. Holder upon an exercise by the Contracting Stockholder of its acceleration option under the Contract include the period during which the U.S. Holder held the related STRYPES.

    Upon the sale or other disposition of a STRYPES prior to the Exchange Date, a U.S. Holder generally will be required to allocate the total amount realized by such U.S. Holder upon such sale or other disposition between the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract based upon their relative fair market values (as determined on the date of disposition). A U.S. Holder will generally be required to recognize taxable gain or loss with respect to each such component (i.e., the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contract) in an amount equal to the difference, if any, between the amount realized with respect to each such component upon the sale or disposition of the STRYPES (as determined in the manner described above) and the U.S. Holder's adjusted tax basis in each such component. Any such gain or loss will generally be treated as long-term capital gain or loss if the U.S. Holder has held the STRYPES for more than one year at the time of disposition.

    The proper treatment of the payment by the Contracting Stockholder or Merrill Lynch & Co., Inc. of various costs and expenses associated with the organization and operation of the Trust is uncertain. It is possible that there will be no United States Federal income tax consequences to U.S. Holders as a result of any such payments. However, it is possible that the Internal Revenue Service ("IRS") could assert that any such payments constitute income to U.S. Holders. If the IRS were to prevail in treating such payments as income, then an individual U.S. Holder who itemizes deductions could possibly amortize and deduct over the term of the Trust (subject to any applicable limitation such as Section 67(a) of the Code) its pro rata portion of the one-time, up-front fees paid to the Administrator, the Custodian and the Paying Agent, and could possibly deduct (subject to any applicable limitations such as those in Section 67(a) of the Code) its pro rata portion of the other expenses described under "Management Arrangements-- Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the fees payable to the Trustees) as such expenses are incurred. Brown & Wood LLP, counsel to the Trust, believes that a U.S. Holder's pro rata portion of the expenses directly incurred by a U.S. Holder in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the U.S. Holder of the STRYPES. However, there can be no assurance that the IRS will not take a contrary view. If the IRS were to prevail in treating such expenses as excludible from a U.S. Holder's cost of the STRYPES, such expenses would not be includable in the basis of the assets of the Trust and should instead, subject to the limitations provided for under Section 67(a) of the Code, be amortizable and deductible over the term of the Trust.

POSSIBLE ALTERNATIVE CHARACTERIZATIONS OF THE CONTRACT

    Brown & Wood LLP, counsel to the Trust, believes the Contract should be treated for United States Federal income tax purposes as a prepaid forward contract for the purchase of a variable number of shares of Dollar General Common Stock.

The IRS could conceivably take the view that the Contract should be treated as a loan to the Contracting Stockholder in exchange for a contingent debt obligation of the Contracting Stockholder. If the IRS were to prevail in making such an assertion, a U.S. Holder might be required to include original issue discount in income over the term of the STRYPES based on the excess of the anticipated value of the Dollar General Common Stock to be received in respect of the Contract over the amount paid for the Contract. In addition, a U.S. Holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Dollar General Common Stock received on the Exchange Date (or the proceeds from prior disposition of the Contract) over the aggregate of the basis of the Contract and any interest on the Contract previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The IRS could also conceivably take the view that a U.S. Holder should simply include in income as interest the amount of cash actually received each year in respect of the STRYPES.

MISCELLANEOUS TAX MATTERS

    Special tax rules may apply to persons holding STRYPES as part of a "synthetic security" or other integrated investment, or as part of a straddle, hedging transaction or other combination of offsetting positions. For instance, Section 1258 of the Code may possibly require certain U.S. Holders of the STRYPES who enter into hedging transactions or offsetting positions with respect to the STRYPES to treat all or a portion of any gain realized on the STRYPES as ordinary income in instances where such gain may have otherwise been treated as capital gain. U.S. Holders hedging their positions with respect to the STRYPES or otherwise holding their STRYPES in a manner described above should consult their own tax advisors regarding the applicability of Section 1258 of the Code, or any other provision of the Code, to their investment in the STRYPES.

    If as a result of a Reorganization Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contract, U.S. Holders generally may be required to recognize taxable gain or loss in respect of any cash received, including cash received in lieu of fractional shares of Marketable Securities and, in some instances, in respect of any Marketable Securities received upon receipt thereof. Moreover, in some instances, U.S. Holders may be required to recognize at the time of a Reorganization Event taxable gain or loss in respect of the amount of cash (and, in some cases, Marketable Securities) which is fixed at the time of such Reorganization Event and is to be delivered pursuant to the Contract. It is uncertain whether any taxable gain or loss recognized by a U.S. Holder as a result of a Reorganization Event would be capital or ordinary. U.S. Holders are urged to consult their own tax advisors concerning the specific tax consequences of a Reorganization Event on their investment in a STRYPES.

THE TAXPAYER RELIEF ACT OF 1997

    On August 5, 1997, the Taxpayer Relief Act of 1997 (the "Tax Act") was enacted into law. The Tax Act adds new Section 1259 to the Code. In general,
Section 1259 of the Code requires taxpayers (including corporations) to recognize gain (but not loss) upon entering into a "constructive sale" of any appreciated position in stock. For these purposes, a taxpayer is treated as making a "constructive sale" of an appreciated position in stock when the taxpayer (or a person related to the taxpayer) enters into a forward contract to deliver the stock. A "forward contract" is defined for these purposes as a contract to deliver a substantially fixed amount of property for a substantially fixed price. Section 1259 of the Code generally applies to constructive sales entered into after June 8, 1997. The Contracting Stockholder does not believe that it will be considered to have made a constructive sale of any of its Dollar General Common Stock as a result of having entered into the Contract. There can be no assurance, however, that future guidance will not be issued under Section 1259 of the Code which would indicate that the Contracting Stockholder has made a constructive sale of its shares of Dollar General Common Stock as a result of having entered into the Contract. In such event, it is possible that the Contracting Stockholder could elect to exercise its acceleration option under the Contract.

    The Tax Act also reduces the maximum rates on long-term capital gains recognized on capital assets held by individual taxpayers for more than eighteen months as of the date of disposition (and would further reduce the maximum rates on such gains in the year 2001 and thereafter for certain individual taxpayers who meet specified conditions). Prospective investors should consult their own tax advisors concerning these tax law changes.

NON-U.S. HOLDERS

    Subject to the discussion below concerning income that is effectively connected with a trade or business conducted by a non-U.S. Holder in the United States, payments of interest (including original issue discount) made with respect to the U.S. Treasury Securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two preceding calendar years, a statement that (i) is signed by the beneficial owner of the U.S. Treasury Securities under penalties of perjury, (ii) certifies that such owner is not a U.S. Holder and (iii) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8 or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If STRYPES is held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by the beneficial owner to the organization or institution.

    Any capital gain realized in respect of STRYPES by a non-U.S. Holder will generally not be subject to United States Federal income tax if (i) such gain is not effectively connected with a United States trade or business of such non-U.S. Holder and (ii) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for United States Federal income tax purposes) in the United States.

    If any interest or gain realized by a non-U.S. Holder is effectively connected with the non-U.S. Holder's conduct of a trade or business in the United States, such interest or gain will be subject to regular United States Federal income tax in the same manner as if the non-U.S. Holder were a U.S. Holder. In addition, in such event, if such non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such non-U.S. Holder in determining such non-U.S. Holder's United States branch profits tax liability.

BACKUP WITHHOLDING AND INFORMATION REPORTING

    A beneficial owner of STRYPES may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the beneficial owner unless such beneficial owner provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules.

    Any amounts withheld under the backup withholding rules from a payment to a beneficial owner would be allowed as a refund or a credit against such beneficial owner's United States Federal income tax provided the required information is furnished to the IRS.

NEW WITHHOLDING REGULATIONS

    On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the withholding, backup withholding and information reporting rules described above. The New Regulations attempt to unify certification requirements and modify reliance standards. The New Regulations will generally be effective for payments made after December 31, 1999, subject to certain transition rules. Prospective investors are urged to consult their own tax advisers concerning the New Regulations.

    PROSPECTIVE INVESTORS IN THE STRYPES SHOULD BE AWARE THAT THERE IS NO AUTHORITY DIRECTLY ADDRESSING THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE STRYPES OR SECURITIES WITH TERMS SUBSTANTIALLY THE SAME AS THE STRYPES, AND THAT NO RULING HAS BEEN REQUESTED FROM THE IRS WITH RESPECT TO THE STRYPES. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE IRS WILL
AGREE WITH THE FOREGOING DISCUSSION AND THAT THE IRS WILL NOT ASSERT A CONTRARY POSITION AS TO THE PROPER UNITED STATES
FEDERAL INCOME TAX TREATMENT OF THE STRYPES WHICH MIGHT CAUSE THE CHARACTER AND TIMING OF INCOME, GAIN OR LOSS RECOGNIZED WITH RESPECT TO A STRYPES TO DIFFER SIGNIFICANTLY FROM SUCH CHARACTER AND TIMING DISCUSSED ABOVE. PROSPECTIVE INVESTORS IN THE STRYPES ARE THEREFORE URGED TO CONSULT WITH THEIR OWN TAX ADVISORS PRIOR TO MAKING AN INVESTMENT IN THE STRYPES.

                                 UNDERWRITING

    Subject to the terms and conditions set forth in a purchase agreement (the "Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "Underwriters"), and each of the Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated and Goldman, Sachs & Co. are acting as representatives (the "Representatives"), has severally agreed to purchase, the aggregate number of STRYPES set forth opposite its name below:


                                                                          NUMBER OF
UNDERWRITER                                                                STRYPES
___________                                                                ________
Merrill Lynch, Pierce, Fenner & Smith
Incorporated  . . . . . . . . . . . . . . . . . .
Goldman, Sachs & Co.  . . . . . . . . . . . . . .
                                                                          __________
             Total  . . . . . . . . . . . . . . . . .                      7,500,000
                                                                          __________


    The Purchase Agreement provides that the obligations of the Underwriters are subject to certain conditions precedent and that the Underwriters will be obligated to purchase all of the STRYPES offered hereby if any of such STRYPES are purchased. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

    The Underwriters have advised the Trust that they propose to offer the STRYPES to the public initially at the public offering price set forth on the cover page of this Prospectus and to certain dealers at such price less a
concession  not in excess of $       per STRYPES. The Underwriters may allow,
and such dealers may reallow, a discount not in excess of $ per STRYPES to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The sales load of $
 per STRYPES is equal to % of the initial public offering price. Investors must pay for any STRYPES purchased in the initial public offering on or
before           , 1998.

    The Trust has granted the Underwriters an option to purchase up to an additional 1,125,000 STRYPES (subject to decrease by the number of STRYPES resulting from the split of the initial STRYPES described below) at the initial public offering price, less the underwriting discount. Such option, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the 7,500,000 STRYPES initially purchased by the Underwriters.

    The Company and the Contracting Stockholder have agreed, subject to certain exceptions, not to offer, sell, contract to sell or otherwise dispose of, directly or indirectly, any shares of Dollar General Common Stock or securities directly or indirectly convertible or exchangeable into, or exercisable for, Dollar General Common Stock for a period of 90 days after the date of this Prospectus, without the prior written consent of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

    The Underwriters do not intend to confirm sales of STRYPES offered hereby to any accounts over which they exercise discretionary authority.

    Prior to the Offering, there has been no public market for the STRYPES. Application will be made to list the STRYPES on the NYSE. In connection with the listing, the Underwriters will undertake that sales of STRYPES will meet the NYSE's minimum distribution standards.

    The Company and the Contracting Stockholder have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect thereof.

    In  connection with the  formation of the Trust,  ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased one STRYPES for a purchase price of $100. Prior to the Offering, the initial STRYPES will be split into the smallest whole number of STRYPES that would result in the per STRYPES amount recorded as capital, after effecting the split, not exceeding the initial public offering price per STRYPES. Under the Contract, the Contracting Stockholder will be obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date a number of shares of Dollar General Common Stock (or, pursuant to the right of the Contracting Stockholder, cash, or a combination of cash and Dollar General Common Stock, with an equal value) in respect of such STRYPES on the same terms as the STRYPES offered hereby.

    Until the distribution of the STRYPES is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the STRYPES or shares of Dollar General Common Stock. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the STRYPES or the Dollar General Common Stock. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the STRYPES or the Dollar General Common Stock.

    If the Underwriters create a short position in the STRYPES in connection with the Offering, i.e., if they sell more STRYPES than are set forth on the cover page of this Prospectus, the Underwriters may reduce that short position by purchasing STRYPES in the open market. The Underwriters may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

    In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases.

    Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the STRYPES or the Dollar General Common Stock. In addition, neither the Trust nor any of the Underwriters makes any representation that the Underwriters will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

    The Underwriters render investment banking and other financial services to the Company from time to time.

                                LEGAL MATTERS

    Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger, Wilmington, Delaware.

                                   EXPERTS

    The  statement  of  assets,  liabilities and  capital  included  in  this
Prospectus has been audited by           , independent auditors, as stated in
their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                            ADDITIONAL INFORMATION

    The Trust has filed with the Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the STRYPES offered hereby. Further information concerning the STRYPES and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.


                         INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholder of Dollar General STRYPES Trust:

    We have  audited the  accompanying statement  of assets, liabilities  and
capital of Dollar General STRYPES Trust as  of         , 1998. This financial
statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

    In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Dollar General
STRYPES Trust, as of             , 1998 in conformity with generally accepted
accounting principles.


New York, New York
          , 1998



                        DOLLAR GENERAL STRYPES TRUST

                STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                        , 1998

                                    ASSETS

Cash                                           $100
                                               ----
   Total Assets . . . . . . . . . . . . . . . .$100
                                               ====
                                    LIABILITIES
Total Liabilities . . . . . . . . . . . . . . .$  0
                                               ====
NET ASSETS . . . . . . . . . . . . . . . . . . $100
                                               ====
CAPITAL
STRYPES, par value $.10 per STRYPES;
1 STRYPES issued and outstanding (Note 3). . . $100
                                               ====
______________
(1) The Trust was created  as a Delaware business trust on             , 1998
    and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the
    Trust and ongoing administrative expenses will be paid by the Underwriters and the Contracting Stockholder.
(2) Offering expenses will be payable upon completion of the Offering and will be paid by the Underwriters.
(3) On             , 1998, the Trust issued one STRYPES to  ML IBK Positions,
    Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $100.
    The Declaration of Trust provides that prior to the Offering, the Trust will split the outstanding STRYPES to be effected on the date that the price and underwriting discount of the STRYPES being offered to the public are determined, but prior to the sale of the STRYPES to the Underwriters. The outstanding STRYPES will be split into the smallest whole number of STRYPES that would result in the per STRYPES amount recorded as capital, after effecting the split, not exceeding the public offering price per STRYPES.

------------------------------------------------------------------------------
  THE FOLLOWING PROSPECTUS OF DOLLAR GENERAL CORPORATION IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF DOLLAR GENERAL CORPORATION DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS
  OF DOLLAR GENERAL STRYPES TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.
-------------------------------------------------------------------------------

                         (Dollar General Prospectus)

=====================================================  ================================================
No dealer,  salesperson  or  other individual  has
been  authorized to  give  any information  or  to
make   any   representations   other  than   those                 7,500,000 STRYPES/SM/
contained  in this  Prospectus in  connection with
the offering  described herein  and,  if given  or
made,  such  information  or representations  must
not be  relied upon as  having been  authorized by              DOLLAR GENERAL STRYPES TRUST
the  Trust or  the Underwriters.  This  Prospectus
does  not  constitute  an  offer  to  sell,  or  a
solicitation  of an  offer to  buy, any securities
other than  those specifically offered hereby,  or                   (EXCHANGEABLE FOR
of   any   securities  offered   hereby,  in   any               SHARES OF COMMON STOCK OF
jurisdiction to any person to  whom it is unlawful              DOLLAR GENERAL CORPORATION)
to  make  an   offer  or   solicitation  in   such
jurisdiction.  Neither   the   delivery  of   this
Prospectus  nor  any  sale  made  hereunder shall,
under any  circumstances,  create any  implication
that  there has  been no  change in the  facts set
                                                                  _______________________
forth in this  Prospectus or in the affairs of the
Trust since the date hereof  or since the dates as                      PROSPECTUS
of which information is set  forth herein. In  the
event that any such change  shall occur during the
                                                               ______________________________
period in  which applicable law requires  delivery
of   this  Prospectus,  this  Prospectus  will  be
amended or supplemented accordingly.

          _____________________________
                TABLE OF CONTENTS
                                              PAGE
                                              ____
Prospectus Summary. . . . . . . . . .
Fee Table . . . . . . . . . . . . . .                               MERRILL LYNCH & CO.
The Trust . . . . . . . . . . . . . .                               GOLDMAN, SACHS & CO.
Use of Proceeds . . . . . . . . . . .
Investment Objective and Policies . .
Investment Restrictions . . . . . . .
Risk Factors . . . . . . . . . . . . .
Description of the STRYPES . . . . . .                                    , 1998
Trustees . . . . . . . . . . . . . . .
Management Arrangements . . . . . . .
Dividends and Distributions . . . . .                 SMService mark of Merrill Lynch & Co., Inc.
Net Asset Value . . . . . . . . . . .
Certain United States Federal Income Tax
  Considerations . . . . . . . . . . .
Underwriting . . . . . . . . . . . . .
Legal Matters . . . . . . . . . . . .
Experts. . . . . . . . . . . . . . . .
Additional Information . . . . . . . .
Independent Auditors' Report . . . . .
Statement of Assets, Liabilities
  and Capital . . . . . . . . . . . . .

          Prospectus relating to Common Stock
             of Dollar General Corporation
             -----------------------------

UNTIL     , 1998 (25 DAYS AFTER THE COMMENCEMENT OF THE
OFFERING), ALL DEALERS EFFECTING TRANSACTIONS IN THE STRYPES,
WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE
REQUIRED TO DELIVER A PROSPECTUS.  THIS DELIVERY REQUIREMENT IS
IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS
WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD
ALLOTMENTS OR SUBSCRIPTIONS.
====================================================  ================================================


                                   PART C

                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    1.  FINANCIAL STATEMENTS
        Independent Auditors' Report
        Statement of Assets, Liabilities  and Capital as of                 ,
        1998
    2.  EXHIBITS
        (a)(1)   Trust Agreement*
             (2) Form of Amended and Restated Trust Agreement**
             (3) Certificate of Trust*
        (b)  Not applicable
        (c)  Not applicable
        (d)(1)   Form  of  Specimen  certificate  for  STRYPES  (included  in
                 Exhibit 2(a)(2))**
             (2) Portions  of the Amended and Restated Trust Agreement of the
                 Registrant defining the rights of Holders of STRYPES **
        (e)  Not applicable
        (f)  Not applicable
        (g)  Not applicable
        (h)(1)   Form of Purchase Agreement**
             (2) Form of Registration Agreement**
        (i)  Not applicable
        (j)  Form of Custodian Agreement**
        (k)(1)   Form of Administration Agreement**
             (2) Form of Paying Agent Agreement**
             (3) Form of Forward Purchase Contract**
             (4) Form of Security and Pledge Agreement**
             (5) Form of Fund Expense Agreement**
             (6) Form of Fund Indemnity Agreement**
        (l)  Opinion and Consent of Brown & Wood LLP, counsel to the Trust**
        (m)  Not applicable
        (n)(1)   Tax Opinion and  Consent of Brown & Wood LLP, counsel to the
                 Trust**
             (2) Consent  of                 ,  independent auditors  for the
                 Trust**
        (o)  Not applicable
        (p)  Form of Subscription Agreement**
        (q)  Not applicable
        (r)  Financial Data Schedule**

______________

*   Filed herewith.
**  To be filed by amendment.


ITEM 25.   MARKETING ARRANGEMENTS

    See Exhibits (h)(1) and (h)(2) to this Registration Statement.

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Underwriters.

ITEM 27.   PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

ITEM 28.   NUMBER OF HOLDERS OF SECURITIES

    There will be one record holder of the STRYPES as of the effective date of this Registration Statement.

ITEM 29.   INDEMNIFICATION

    Section 7.6 of the Amended and Restated Trust Agreement, Section 6 of the Purchase Agreement and Section 4 of the Registration Agreement provide for indemnification.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    The Trust is internally managed and does not  have an investment adviser.


ITEM 31.   LOCATION OF ACCOUNTS AND RECORDS

    All accounts,  books and  other documents  required to  be maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).

ITEM 32.   MANAGEMENT SERVICES

    Not applicable.

ITEM 33.   UNDERTAKINGS

    (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if
(1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

    (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                 SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 20th day of April, 1998.


                                               Dollar General STRYPES Trust

                                                /S/   DONALD J. PUGLISI
                                          By:  -----------------------------
                                               Donald J. Puglisi
                                               Managing Trustee

    Each person whose signature appears below hereby authorizes Donald J. Puglisi, William R. Latham III, or James B. O'Neill, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

               NAME                                TITLE                              DATE
               ____                                _____                              ____
       /s/ DONALD J. PUGLISI                  Managing Trustee                          April 20, 1998
         DONALD J. PUGLISI

     /s/ WILLIAM R. LATHAM III                    Trustee                               April 20, 1998
       WILLIAM R. LATHAM III

       /s/ JAMES B. O'NEILL                       Trustee                               April 20, 1998
         JAMES B. O'NEILL


                                EXHIBIT INDEX

EXHIBIT DESCRIPTION PAGE
_______ ___________ ____

(a)(1)  Trust Agreement*
    (2)Form of Amended and Restated Trust Agreement**
    (3)Certificate of Trust*
(b) Not applicable
(c) Not applicable
(d)(1)  Form  of  Specimen  certificate  for  STRYPES  (included  in  Exhibit
        2(a)(2))**
    (2) Portions of the Declaration of Trust of the Registrant defining the rights of Holders of STRYPES (a)**
(e) Not applicable
(f) Not applicable
(g) Not applicable
(h)(1)  Form of Purchase Agreement**
    (2) Form of Registration Agreement**
(i) Not applicable
(j) Form of Custodian Agreement**
(k)(1)  Form of Administration Agreement**
(2) Form of Paying Agent Agreement**
(3) Form of Forward Purchase Contract**
(4) Form of Security and Pledge Agreement**
(5) Form of Fund Expense Agreement**
(6) Form of Fund Indemnity Agreement**
(l) Opinion and Consent of Brown & Wood LLP, counsel to the Trust**
(m) Not applicable
(n)(1)  Tax Opinion and Consent of Brown & Wood LLP, counsel to the Trust**
(2) Consent of             independent auditors for the Trust**
(o) Not applicable
(p) Form of Subscription Agreement**
(q) Not applicable
(r) Financial Data Schedule**

____
(a) Reference is made to Article III (Section 3.2), Article IV, Article V and Article VIII (Sections 8.1 and 8.6) of the Trust's Amended and Restated Trust Agreement filed as Exhibit (a)(2) to this Registration Statement.
*   Filed herewith.
**  To be filed by amendment.


                                                               Exhibit (a)(1)

               TRUST AGREEMENT OF DOLLAR GENERAL STRYPES TRUST

          TRUST AGREEMENT, dated as of April 14, 1998 among Samir A. Gandhi, as Depositor, and Donald J. Puglisi, William R. Latham III and James B. O'Neill, as Trustees. The Depositor and the Trustees hereby agree as follows:
          1. The trust created hereby shall be known as "Dollar General STRYPES Trust", in which name the Trustees may conduct the business of the Trust, make and execute contracts, and sue and be sued.
          2. The Depositor hereby assigns, transfers, conveys and sets over to the Trustees the sum of $1. The Trustees hereby acknowledge receipt of such amount in trust from the Depositor, which amount shall constitute the initial trust estate. The Trustees hereby declare that they will hold the trust estate in trust for the Depositor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. Section 3801, et seq.
                                                -------
and that this document constitute the governing instrument of the Trust. The Trustees are hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in the form attached hereto.
          3. The Depositor and the Trustees will enter into an amended and restated Trust Agreement, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such amended and restated Trust Agreement, the Trustees shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.
          4.   This  Trust  Agreement  may   be  executed  in  one  or   more
counterparts.
          5. The Trustees may resign upon thirty days prior notice to the Depositor.

          IN WITNESS WHEREOF, the parties hereto have caused this Trust Agreement to be duly executed by their respective officers hereunto duly authorized, as of the day and year first above written.

                                   DEPOSITOR


                                   /s/ Samir A. Gandhi
                                   ---------------------------------------
                                   Samir A. Gandhi,
                                   as Depositor


                                   TRUSTEE



                                   /s/ Donald J. Puglisi
                                   ---------------------------------------
                                   Donald J. Puglisi,
                                   as Trustee


                                   TRUSTEE


                                   /s/ William R. Latham III
                                   ---------------------------------------
                                   William R. Latham III,
                                   as Trustee


                                   TRUSTEE



                                   /s/ James B. O'Neill
                                   ---------------------------------------
                                   James B. O'Neill,
                                   as Trustee


                                                               Exhibit (a)(3)

                             CERTIFICATE OF TRUST

                                      OF

                         DOLLAR GENERAL STRYPES TRUST


     This Certificate of Trust of Dollar General STRYPES Trust (the "Trust") is being duly executed and filed by the undersigned trustees of the Trust, dated as of April 14, 1998, for the purposes of organizing a business trust pursuant to the Delaware Business Trust Act, 12 Del. C. SectionSection 3801
                                                ---- --
et seq. (the "Act").
-- ---

     The undersigned hereby certify as follows:

     1.   Name.  The name of the business trust is "Dollar General STRYPES
          ----
Trust".

     2.   Registered Office; Registered Agent.  The business address of the
          -----------------------------------
registered office of the Trust in the State of Delaware is One Rodney Square, 10th Floor, 10th and King Streets, in the City of Wilmington, County of New Castle 19801. The name of the Trust's registered agent at such address is RL&F Service Corp.

     3.   Effective Date.  This Certificate of Trust shall be effective upon
          --------------
filing in the Office of the Secretary of State of the State of Delaware.

     4.   Other Matters.  The Trust will be a registered investment company
          -------------
under the Investment Company Act of 1940, as amended.

     IN WITNESS WHEREOF, the undersigned, being trustees of the Trust, have duly executed this Certificate of Trust as of the day and year first above written.




By: /s/ Donald J. Puglisi
    -------------------------
    Donald J. Puglisi, as Trustee




By: /s/ William R. Latham III
    -------------------------
    William R. Latham III, as Trustee




By: /s/ James B. O'Neill
    -------------------------
    James B. O'Neill, as TrusteeXYZ